UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 38.01%
US Markets – 20.85%
Consumer Discretionary – 1.57%
Amazon.com †	50	$58,473
American Eagle Outfitters	280	5,264
Aramark	780	33,337
BorgWarner	675	34,486
Cheesecake Factory	450	21,681
Chuy’s Holdings †	525	14,726
Cinemark Holdings	420	14,624
Comcast Class A	1,115	44,656
Del Frisco’s Restaurant
Group †	980	14,945
Dollar General	659	61,294
Dollar Tree †	1,500	160,965
Domino’s Pizza	61	11,527
Five Below †	425	28,186
Ford Motor	2,205	27,540
Home Depot	340	64,440
Jack in the Box	220	21,584
Liberty Global Class A †	563	20,178
Liberty Global Class C †	2,455	83,077
Liberty Interactive Corp. QVC
Group Class A †	2,889	70,549
Lowe’s	1,700	157,998
Malibu Boats Class A †	760	22,595
NIKE Class B	620	38,781
Starbucks	690	39,627
Steven Madden †	1,007	47,027
Tenneco	585	34,246
Tractor Supply	280	20,930
TripAdvisor †	1,482	51,070
Walt Disney	560	60,206
		1,264,012
Consumer Staples – 0.69%
Archer-Daniels-Midland	3,600	144,288
Casey’s General Stores	185	20,709
CVS Health	2,000	145,000
General Mills	340	20,159
J&J Snack Foods	187	28,392
Mondelez International	3,473	148,644
PepsiCo	260	31,179
Pinnacle Foods	345	20,517
		558,888
Energy – 1.41%
Carrizo Oil & Gas †	1,385	29,473
Chevron	1,745	218,457
ConocoPhillips	2,900	159,181
EOG Resources	450	48,559
Halliburton	4,205	205,498
Keane Group †	1,140	21,671
Marathon Oil	9,160	155,079
Occidental Petroleum	2,680	197,409
Pioneer Energy Services †	3,500	10,675
Pioneer Natural Resources	220	38,027
SRC Energy †	3,405	29,045
Superior Energy Services †	1,235	11,893
US Silica Holdings	255	8,303
		1,133,270
Financials – 2.67%
Aflac	660	57,935
Allstate	1,500	157,065
American Equity Investment
Life Holding	680	20,896
Bank of New York Mellon	2,700	145,422
BB&T	3,100	154,132
BlackRock	105	53,940
Bryn Mawr Bank	295	13,039
Capital One Financial	400	39,832
Charles Schwab	1,776	91,233
City Holding	285	19,229
CME Group	393	57,398
CoBiz Financial	925	18,491
Comerica	440	38,196
East West Bancorp	510	31,023
Essent Group †	830	36,039
Evercore Class A	350	31,500
FCB Financial Holdings
Class A †	425	21,590
First Bancorp (North
Carolina)	515	18,185
First Interstate BancSystem	415	16,621
Flushing Financial	500	13,750
Great Western Bancorp	810	32,238
Hope Bancorp	1,625	29,656
Houlihan Lokey	395	17,945
Independent Bank	280	19,558
Independent Bank Group	260	17,576
Infinity Property & Casualty	205	21,730
Intercontinental Exchange	1,834	129,407
Invesco	1,175	42,935
JPMorgan Chase & Co.	960	102,662
KeyCorp	2,290	46,189
MainSource Financial Group	495	17,973

(continues)     NQ-444 [12/17] 2/18 (421350) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Marsh & McLennan	1,800	$146,502
MGIC Investment †	4,110	57,992
Old National Bancorp	1,360	23,732
Primerica	335	34,019
Prudential Financial	290	33,344
Raymond James Financial	360	32,148
Reinsurance Group of
America	120	18,712
Selective Insurance Group	495	29,057
State Street	345	33,675
Sterling Bancorp	1,295	31,857
Stifel Financial	515	30,673
Travelers	190	25,772
Umpqua Holdings	1,450	30,160
United Bankshares	584	20,294
United Fire Group	260	11,851
US Bancorp	640	34,291
Validus Holdings	340	15,953
WSFS Financial	665	31,820
		2,155,237
Healthcare – 3.09%
Abbott Laboratories	3,370	192,326
AbbVie	470	45,454
Adamas Pharmaceuticals †	725	24,570
Allergan	255	41,713
Biogen †	314	100,031
Brookdale Senior Living †	3,700	35,890
Cardinal Health	2,300	140,921
Catalent †	755	31,015
Celgene †	1,213	126,589
Cigna	210	42,649
Clovis Oncology †	415	28,220
CONMED	620	31,601
CryoLife †	1,521	29,127
DENTSPLY SIRONA	1,207	79,457
DexCom †	455	26,112
Edwards Lifesciences †	240	27,050
Eli Lilly & Co.	355	29,983
Exact Sciences †	505	26,533
Express Scripts Holding †	2,655	198,169
HealthSouth	610	30,140
Illumina †	150	32,773
IQVIA Holdings †	872	85,369
Johnson & Johnson	1,615	225,648
Ligand Pharmaceuticals
Class B †	215	29,440
Medicines †	780	21,325
Merck & Co.	3,090	173,874
Merit Medical Systems †	851	36,763
Natera †	1,220	10,968
NuVasive †	260	15,207
Pfizer	4,068	147,343
Prestige Brands Holdings †	626	27,801
Quest Diagnostics	1,500	147,735
Quidel †	905	39,232
Repligen †	715	25,940
Retrophin †	1,045	22,018
Spark Therapeutics †	65	3,342
Spectrum Pharmaceuticals †	365	6,917
TESARO †	140	11,602
Thermo Fisher Scientific	200	37,976
Vanda Pharmaceuticals †	1,710	25,992
Vertex Pharmaceuticals †	190	28,473
West Pharmaceutical Services	195	19,241
Wright Medical Group †	1,165	25,863
		2,488,392
Industrials – 1.93%
AAON	693	25,433
ABM Industries	855	32,251
Applied Industrial
Technologies	465	31,667
Barnes Group	639	40,430
Casella Waste Systems †	1,220	28,084
Columbus McKinnon	885	35,382
Continental Building
Products †	1,655	46,588
Eaton	340	26,863
ESCO Technologies	435	26,209
Federal Signal	1,210	24,309
FedEx	395	98,568
Granite Construction	490	31,081
Hawaiian Holdings	150	5,977
Honeywell International	190	29,138
Ingersoll-Rand	190	16,946
Kadant	389	39,056
KeyW Holding †	865	5,078
Kforce	1,264	31,916
KLX †	435	29,689
Knight-Swift Transportation
Holdings	636	27,806
Lockheed Martin	90	28,895
MYR Group †	760	27,155
Navigant Consulting †	1,030	19,992

2 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Nielsen Holdings	470	$17,108
Northrop Grumman	500	153,455
On Assignment †	405	26,029
Oshkosh	250	22,723
Parker-Hannifin	260	51,891
Raytheon	800	150,280
Rockwell Automation	65	12,763
Rockwell Collins	200	27,124
Southwest Airlines	300	19,635
Tetra Tech	630	30,335
Union Pacific	440	59,004
United Technologies	430	54,855
US Ecology	655	33,405
WageWorks †	546	33,852
Waste Management	1,800	155,340
		1,556,312
Information Technology – 4.04%
Accenture Class A	260	39,803
Adobe Systems †	175	30,667
Alphabet Class A †	206	217,000
Alphabet Class C †	47	49,181
Altaba †	900	62,865
Analog Devices	190	16,916
Anixter International †	360	27,360
Apple	710	120,153
Applied Materials	1,029	52,602
Arista Networks †	238	56,068
Belden	260	20,064
Broadcom	200	51,380
Brooks Automation	910	21,703
CA	4,328	144,036
Callidus Software †	1,830	52,429
Cisco Systems	5,080	194,564
Convergys	1,470	34,545
eBay †	2,405	90,765
Electronic Arts †	606	63,666
ExlService Holdings †	500	30,175
Facebook Class A †	1,106	195,165
GrubHub †	640	45,952
II-VI †	575	26,996
Intel	4,850	223,876
j2 Global	395	29,637
MACOM Technology Solutions
Holdings †	511	16,628
Mastercard Class A	849	128,505
MaxLinear Class A †	1,300	34,346
Microsoft	3,040	260,042
NETGEAR †	535	31,431
Oracle	3,000	141,840
Paycom Software †	245	19,681
PayPal Holdings †	2,494	183,608
Plantronics	445	22,419
Proofpoint †	485	43,073
PTC †	300	18,231
Q2 Holdings †	665	24,505
salesforce.com †	335	34,247
Semtech †	860	29,412
Silicon Laboratories †	250	22,075
SS&C Technologies Holdings	540	21,859
Symantec	2,225	62,433
Take-Two Interactive
Software †	714	78,383
Tyler Technologies †	175	30,984
Visa Class A	1,356	154,611
		3,255,881
Materials – 0.60%
Axalta Coating Systems †	490	15,856
Balchem	205	16,523
Boise Cascade	830	33,117
DowDuPont	2,079	148,066
Eastman Chemical	480	44,467
Kaiser Aluminum	325	34,726
Minerals Technologies	540	37,179
Neenah	500	45,325
Quaker Chemical	240	36,190
Venator Materials †	420	9,290
WestRock	580	36,662
Worthington Industries	665	29,300
		486,701
Real Estate – 4.07%
American Tower	440	62,775
Apartment Investment &
Management	900	39,339
Armada Hoffler Properties	780	12,113
AvalonBay Communities	650	115,967
Boston Properties	850	110,525
Brandywine Realty Trust	2,950	53,661
Brixmor Property Group	1,120	20,899
Camden Property Trust	250	23,015
Cousins Properties	1,675	15,494
Crown Castle International	1,024	113,674
DCT Industrial Trust	375	22,043
DDR	2,475	22,176
Douglas Emmett	1,875	76,987

(continues)     NQ-444 [12/17] 2/18 (421350) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
EastGroup Properties	275	$24,305
Equinix	115	52,120
Equity LifeStyle Properties	525	46,735
Equity Residential	3,925	250,297
Essex Property Trust	500	120,685
Extra Space Storage	475	41,539
Federal Realty Investment
Trust	275	36,523
First Industrial Realty Trust	3,235	101,805
GGP	3,900	91,221
Gramercy Property Trust	1,331	35,484
Highwoods Properties	1,150	58,547
Host Hotels & Resorts	5,220	103,617
JBG SMITH Properties	575	19,970
Kilroy Realty	650	48,523
Kimco Realty	1,900	34,485
Kite Realty Group Trust	1,788	35,045
LaSalle Hotel Properties	1,425	40,000
Lexington Realty Trust	2,100	20,265
Liberty Property Trust	475	20,430
Life Storage	220	19,595
LTC Properties	175	7,621
Macerich	525	34,482
Mack-Cali Realty	1,220	26,303
Mid-America Apartment
Communities	497	49,978
National Retail Properties	850	36,661
Omega Healthcare Investors	575	15,835
Pebblebrook Hotel Trust	1,500	55,755
Prologis	2,475	159,662
PS Business Parks	300	37,527
Public Storage	500	104,500
Ramco-Gershenson Properties
Trust	4,010	59,067
Regency Centers	1,242	85,922
RLJ Lodging Trust	1,275	28,012
Sabra Health Care REIT	525	9,854
Simon Property Group	1,425	244,729
SL Green Realty	650	65,605
Spirit Realty Capital	2,750	23,595
Tanger Factory Outlet Centers	1,150	30,487
Taubman Centers	375	24,536
UDR	1,675	64,521
Urban Edge Properties	450	11,471
Ventas	1,575	94,516
Vornado Realty Trust	1,150	89,907
Welltower	525	33,479
		3,283,884
Telecommunication Services – 0.51%
AT&T	5,910	229,781
ATN International	455	25,143
Verizon Communications	3,000	158,790
		413,714
Utilities – 0.27%
Edison International	1,800	113,832
NorthWestern	675	40,297
South Jersey Industries	975	30,449
Spire	480	36,072
		220,650
Total US Markets
(cost $10,640,932)		16,816,941
Developed Markets – 11.68%§
Consumer Discretionary – 1.87%
Bandai Namco Holdings	800	26,112
Bayerische Motoren Werke	1,353	140,282
Cie Generale des
Etablissements Michelin	200	28,611
Denso	700	41,936
Donaco International	43,500	12,219
Industria de Diseno Textil	940	32,685
Kering	316	148,750
Luxottica Group	435	26,697
LVMH Moet Hennessy Louis
Vuitton	225	66,039
Nitori Holdings	426	60,630
Oriental Land	500	45,490
Publicis Groupe	710	48,129
Sekisui Chemical	1,900	38,039
Sodexo	235	31,504
Stanley Electric	1,000	40,462
Techtronic Industries	29,500	191,910
Toyota Motor	2,899	184,753
USS	1,300	27,491
Valeo	1,302	96,987
WPP	1,600	28,905
Yue Yuen Industrial Holdings	48,000	188,465
		1,506,096
Consumer Staples – 1.54%
Aeon	1,400	23,615
Anheuser-Busch InBev	285	31,818
Asahi Group Holdings	600	29,772

4 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	740	$50,023
Carlsberg Class B	1,246	149,443
Chocoladefabriken Lindt &
Spruengli	5	30,530
Coca-Cola Amatil	3,903	25,857
Coca-Cola European Partners	725	28,902
Diageo	990	36,288
Essity Class B †	1,150	32,681
Imperial Brands	2,935	125,191
Japan Tobacco	4,800	154,575
Jeronimo Martins	1,110	21,569
Koninklijke Ahold Delhaize	1,530	33,634
L’Oreal	260	57,611
Matsumotokiyoshi Holdings	800	32,865
Nestle	1,160	99,732
Reckitt Benckiser Group
(United Kingdom)	270	25,189
Sundrug	600	27,832
Suntory Beverage & Food	600	26,682
Tate & Lyle	3,200	30,331
Treasury Wine Estates	2,350	29,161
Unilever	585	32,448
Unilever CVA	795	44,761
WH Group 144A #	28,500	32,174
Woolworths Group	1,250	26,558
		1,239,242
Energy – 0.37%
Caltex Australia	945	25,034
Galp Energia	1,725	31,693
Neste	430	27,525
Suncor Energy	2,500	91,786
TOTAL	2,201	121,495
		297,533
Financials – 1.63%
AIA Group	8,800	74,850
AXA	5,732	169,858
Banco Espirito Santo
Class R =†	85,000	0
Bank Leumi Le-Israel	6,120	36,838
DBS Group Holdings	2,000	36,993
ING Groep	8,778	161,135
Investec	4,200	30,241
Mediobanca	2,900	32,859
Mitsubishi UFJ Financial
Group	31,981	232,757
Nomura Holdings	6,800	39,860
Nordea Bank	15,500	187,673
Prudential	1,750	44,818
Standard Chartered †	13,669	143,546
UniCredit †	6,617	123,435
		1,314,863
Healthcare – 1.53%
Astellas Pharma	3,200	40,650
Bayer	500	62,132
Fresenius SE & Co.	550	42,774
Indivior †	5,800	31,851
Koninklijke Philips	5,525	208,617
Lonza Group †	105	28,319
Merck	185	19,857
Novartis	2,136	179,750
Novo Nordisk Class B	1,380	74,155
Orion Class B	350	13,050
Roche Holding	425	107,464
Sanofi	1,857	159,873
Shire	4,098	212,363
Smith & Nephew	1,720	29,761
Sumitomo Dainippon Pharma	1,500	22,205
		1,232,821
Industrials – 2.55%
ABB	1,470	39,373
ANDRITZ	490	27,649
Ashtead Group	1,330	35,673
Brenntag	600	37,826
Cie de Saint-Gobain	620	34,122
Deutsche Post	5,267	250,359
East Japan Railway	1,925	187,723
Eiffage	230	25,172
Elbit Systems	150	20,037
Fraport Frankfurt Airport
Services Worldwide	315	34,599
Fuji Electric	4,000	30,049
ITOCHU	13,537	252,350
Japan Airlines	900	35,163
Leonardo	4,738	56,303
Meggitt	15,368	99,790
MINEBEA MITSUMI	6,000	125,143
Mitsubishi Electric	1,800	29,831
Qantas Airways	5,800	22,742
Rexel	3,241	58,685
Rolls-Royce Holdings †	2,035	23,225
Safran	380	39,195
Schneider Electric †	400	33,912
Teleperformance	1,085	155,318

(continues)     NQ-444 [12/17] 2/18 (421350) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Tokyu	2,500	$39,850
Vestas Wind Systems	285	19,694
Vinci	2,492	254,412
Volvo Class B	2,200	40,968
Wolters Kluwer	570	29,714
Yamato Holdings	1,000	20,075
		2,058,952
Information Technology – 0.89%
Amadeus IT Group	460	33,103
ASM Pacific Technology	2,500	34,683
ASML Holding (New York
Shares)	304	52,841
Atos	255	37,075
CGI Group Class A †	2,132	115,844
Computershare	3,200	40,543
Fujitsu	4,000	28,358
Infineon Technologies	1,360	37,039
InterXion Holding †	495	29,170
Nice	360	32,896
Playtech	10,597	122,986
SAP	420	46,988
Seiko Epson	1,600	37,666
Tokyo Electron	200	36,078
Trend Micro †	600	33,962
		719,232
Materials – 0.73%
Akzo Nobel	400	35,098
Alamos Gold	4,802	31,287
Anglo American	1,770	36,814
Anglo American ADR	1,800	18,630
Bluescope Steel	2,200	26,203
Covestro 144A #	340	35,009
CRH	1,000	35,991
Daicel	2,000	22,697
Givaudan	18	41,579
Johnson Matthey	580	24,034
Kuraray	1,700	32,007
Norsk Hydro	3,800	28,807
Rio Tinto	2,268	118,974
Shin-Etsu Chemical	500	50,661
South32	11,700	31,713
Yamana Gold	6,653	20,748
		590,252
Real Estate – 0.14%
Azrieli Group	400	22,354
Daito Trust Construction	200	40,746
Klepierre	630	27,691
Mirvac Group	13,550	24,780
		115,571
Telecommunication Services – 0.36%
Nippon Telegraph &
Telephone	3,144	147,812
Tele2 Class B	4,882	60,000
Telenor	1,240	26,544
Vodafone Group	17,100	54,053
		288,409
Utilities – 0.07%
National Grid	2,352	27,727
Tokyo Gas	1,400	31,988
		59,715
Total Developed Markets
(cost $6,562,790)		9,422,686
Emerging Markets X – 5.48%
Consumer Discretionary – 0.44%
Arcos Dorados Holdings
Class A †	4,200	43,470
Astra International	72,500	44,285
B2W Cia Digital †	23,090	142,698
Ctrip.com International ADR †	700	30,870
Grupo Televisa ADR	2,025	37,807
Hyundai Motor	165	24,014
Woolworths Holdings	5,692	30,046
		353,190
Consumer Staples – 0.67%
Atacadao Distribuicao
Comercio e Industria †	3,600	16,551
BRF ADR †	2,700	30,402
China Mengniu Dairy	16,000	47,529
Cia Brasileira de Distribuicao
ADR	1,600	37,712
Cia Cervecerias Unidas ADR	1,300	38,454
Coca-Cola Femsa ADR	1,230	85,633
Fomento Economico
Mexicano ADR	600	56,340
Lotte Chilsung Beverage	18	22,346
Lotte Confectionery †	97	13,229
Tingyi Cayman Islands
Holding	33,908	65,968
Uni-President China Holdings	70,600	58,980

6 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Wal-Mart de Mexico	9,590	$23,518
X5 Retail Group GDR †	1,202	45,400
		542,062
Energy – 0.78%
China Petroleum & Chemical	37,350	27,356
Gazprom PJSC ADR	11,842	52,056
LUKOIL PJSC ADR	1,000	57,650
Petroleo Brasileiro ADR †	4,819	49,588
PTT	3,441	46,246
Reliance Industries GDR
144A #	12,798	363,326
Rosneft Oil PJSC GDR	6,870	34,184
		630,406
Financials – 0.76%
Akbank Turk	24,861	64,519
Banco Bradesco ADR	5,280	54,067
Banco Santander Brasil ADR	1,500	14,505
Grupo Financiero Banorte	4,500	24,701
Grupo Financiero Santander
Mexico Class B ADR	4,200	30,702
ICICI Bank ADR	8,800	85,624
Industrial & Commercial Bank
of China	24,000	19,239
Itau Unibanco Holding ADR	5,703	74,139
KB Financial Group ADR †	927	54,239
Ping An Insurance Group Co.
of China	3,500	36,302
Samsung Life Insurance	565	65,547
Sberbank of Russia PJSC	20,758	81,123
ZhongAn Online P&C
Insurance Class H 144A #†	700	6,184
		610,891
Healthcare – 0.03%
Hypermarcas	2,600	28,217
		28,217
Industrials – 0.11%
Gol Linhas Aereas Inteligentes
ADR †	2,550	22,338
Lotte †	818	49,884
Rumo †	1,472	5,756
Santos Brasil Participacoes †	8,500	8,687
		86,665
Information Technology – 1.83%
Alibaba Group Holding ADR †	1,090	187,949
Baidu ADR †	325	76,118
Hon Hai Precision Industry	15,468	49,182
Mail.Ru Group GDR †	566	16,249
MediaTek	9,000	88,468
NAVER	28	22,747
Netmarble Games 144A #†	40	7,027
Samsung Electronics	122	289,861
Samsung SDI	243	46,327
SINA †	1,100	110,341
SK Hynix	615	43,681
Sohu.com †	2,000	86,700
Taiwan Semiconductor
Manufacturing	14,034	107,459
Taiwan Semiconductor
Manufacturing ADR	700	27,755
Tencent Holdings	4,900	253,614
Weibo ADR †	220	22,761
WNS Holdings ADR †	1,015	40,732
		1,476,971
Materials – 0.18%
Cemex ADR †	2,300	17,250
CEMEX Latam Holdings †	2,673	9,852
Cia de Minas Buenaventura
ADR	2,100	29,568
Impala Platinum Holdings †	1,419	3,721
UltraTech Cement	773	52,260
Vedanta	6,469	33,325
		145,976
Real Estate – 0.07%
Etalon Group GDR 144A #	3,700	11,100
IRSA Inversiones y
Representaciones ADR	900	26,640
UEM Sunrise †	67,159	17,226
		54,966
Telecommunication Services – 0.61%
America Movil Class L ADR	2,726	46,751
China Mobile	5,794	58,589
LG Uplus	2,011	26,299
Mobile TeleSystems PJSC ADR	1,600	16,304
SK Telecom	90	22,446
SK Telecom ADR	4,900	136,759
Telefonica Brasil ADR	4,350	64,511
TIM Participacoes ADR	3,500	67,585
Turkcell Iletisim Hizmetleri	2,439	9,945
Turkcell Iletisim Hizmetleri
ADR	2,687	27,407

(continues)     NQ-444 [12/17] 2/18 (421350) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
VEON ADR	3,322	$12,756
		489,352
Total Emerging Markets
(cost $3,233,144)		4,418,696
Total Common Stock
(cost $20,436,866)		30,658,323

Exchange-Traded Funds – 1.46%
iShares MSCI EAFE ETF	150	10,547
iShares MSCI EAFE Growth
ETF	1,080	87,199
iShares Russell 1000 Growth
ETF	6,355	855,891
Vanguard FTSE Developed
Markets ETF	160	7,178
Vanguard Mega Cap Growth
ETF	955	106,320
Vanguard Russell 1000
Growth ETF	785	108,354
Total Exchange-Traded
Funds (cost $965,619)		1,175,489

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 11.18%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00%
11/25/31	9,573	11,172
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50%
2/25/42 ●	4,921	5,479
Fannie Mae REMICs
Series 2008-15 SB 5.048%
(6.60% minus LIBOR01M,
Cap 6.60%, Floor 0.00%)
8/25/36 Σ●	19,394	3,513
Series 2010-96 DC 4.00%
9/25/25	46,855	49,728
Series 2010-129 SM
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/40 Σ●	54,762	7,914
Series 2011-101 EI 3.50%
10/25/26 Σ	21,808	2,087
Series 2012-51 SA 4.948%
(6.50% minus LIBOR01M,
Cap 6.50%, Floor 0.00%)
5/25/42 Σ●	50,331	11,903
Series 2012-98 KI 3.50%
7/25/27 Σ	37,258	3,649
Series 2012-98 MI 3.00%
8/25/31 Σ	75,009	8,433
Series 2012-99 AI 3.50%
5/25/39 Σ	158,641	16,175
Series 2012-118 AI 3.50%
11/25/37 Σ	319,376	34,160
Series 2012-120 WI 3.00%
11/25/27 Σ	41,132	4,002
Series 2012-121 ID 3.00%
11/25/27 Σ	63,726	6,340
Series 2012-125 MI 3.50%
11/25/42 Σ	141,952	29,878
Series 2012-126 PI 3.50%
7/25/42 Σ	46,619	6,058
Series 2012-137 QI 3.00%
12/25/27 Σ	142,647	14,699
Series 2012-137 WI 3.50%
12/25/32 Σ	59,955	9,811
Series 2012-139 NS
5.148% (6.70% minus
LIBOR01M, Cap 6.70%,
Floor 0.00%) 12/25/42 Σ●	224,260	51,656
Series 2013-2 DA 2.00%
11/25/42	2,562	2,334
Series 2013-4 PL 2.00%
2/25/43	8,000	6,726
Series 2013-7 EI 3.00%
10/25/40 Σ	1,607,608	215,663
Series 2013-7 GP 2.50%
2/25/43	7,000	6,480
Series 2013-26 HI 3.00%
4/25/32 Σ	47,908	3,934
Series 2013-26 ID 3.00%
4/25/33 Σ	93,161	13,348
Series 2013-38 AI 3.00%
4/25/33 Σ	88,815	12,638
Series 2013-43 IX 4.00%
5/25/43 Σ	233,536	55,452
Series 2013-44 DI 3.00%
5/25/33 Σ	278,306	40,038
Series 2013-45 PI 3.00%
5/25/33 Σ	134,297	19,168
Series 2013-51 PI 3.00%
11/25/32 Σ	195,682	23,405

8 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-55 AI 3.00%
6/25/33 Σ	95,388	$13,836
Series 2013-59 PY 2.50%
6/25/43	30,000	27,742
Series 2013-62 PY 2.50%
6/25/43	31,000	28,423
Series 2013-64 KI 3.00%
2/25/33 Σ	450,807	61,797
Series 2013-69 IJ 3.00%
7/25/33 Σ	54,885	7,698
Series 2013-69 IO 3.00%
11/25/31 Σ	50,581	4,938
Series 2013-71 ZA 3.50%
7/25/43	30,428	31,027
Series 2013-75 JI 3.00%
9/25/32 Σ	74,994	9,625
Series 2014-25 DI 3.50%
8/25/32 Σ	49,247	5,798
Series 2014-36 ZE 3.00%
6/25/44	72,367	67,777
Series 2014-46 IK 3.00%
9/25/40 Σ	60,776	7,208
Series 2014-63 KI 3.50%
11/25/33 Σ	49,682	6,023
Series 2014-68 BS 4.598%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
11/25/44 Σ●	139,444	26,284
Series 2014-90 SA 4.598%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
1/25/45 Σ●	57,749	10,836
Series 2014-94 AI 3.00%
10/25/32 Σ	54,186	4,912
Series 2015-11 BI 3.00%
1/25/33 Σ	54,120	5,800
Series 2015-40 GZ 3.50%
5/25/45	12,039	11,829
Series 2015-44 Z 3.00%
9/25/43	95,771	93,054
Series 2015-71 PI 4.00%
3/25/43 Σ	427,438	69,917
Series 2015-87 TI 3.50%
11/25/35 Σ	68,559	10,641
Series 2015-95 SH 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
1/25/46 Σ●	79,052	17,308
Series 2016-2 HI 3.00%
12/25/41 Σ	123,121	17,099
Series 2016-17 BI 4.00%
2/25/43 Σ	675,420	113,494
Series 2016-33 DI 3.50%
6/25/36 Σ	75,416	11,154
Series 2016-33 EL 3.00%
6/25/46	135,000	127,737
Series 2016-54 PI 3.00%
2/25/44 Σ	132,381	15,709
Series 2016-60 LI 3.00%
9/25/46 Σ	90,790	13,827
Series 2016-61 ML 3.00%
9/25/46	6,000	5,821
Series 2016-62 IC 3.00%
3/25/43 Σ	76,608	8,474
Series 2016-62 SA 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
9/25/46 Σ●	112,054	25,096
Series 2016-72 AZ 3.00%
10/25/46	124,580	116,790
Series 2016-74 GS 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
10/25/46 Σ●	1,040,097	247,693
Series 2016-80 BZ 3.00%
11/25/46	166,727	152,038
Series 2016-80 CZ 3.00%
11/25/46	144,980	132,377
Series 2016-80 JZ 3.00%
11/25/46	15,534	14,612
Series 2016-90 CI 3.00%
2/25/45 Σ	952,233	138,140
Series 2016-95 IO 3.00%
12/25/46 Σ	1,533,026	267,095
Series 2016-95 US 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
12/25/46 Σ●	1,519,495	299,175
Series 2016-99 TI 3.50%
3/25/36 Σ	79,710	11,371
Series 2016-101 ZP 3.50%
1/25/47	10,356	10,079
Series 2017-6 NI 3.50%
3/25/46 Σ	94,068	15,308
Series 2017-8 BZ 3.00%
2/25/47	3,084	2,858
Series 2017-8 SG 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
2/25/47 Σ●	93,879	19,887

(continues)     NQ-444 [12/17] 2/18 (421350) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-16 SM
4.498% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 3/25/47 Σ●	90,514	$18,831
Series 2017-16 YT 3.00%
7/25/46	30,000	29,879
Series 2017-17 LI 3.00%
4/25/37 Σ	89,352	8,013
Series 2017-24 AI 3.00%
8/25/46 Σ	93,153	14,380
Series 2017-25 BL 3.00%
4/25/47	1,000	953
Series 2017-26 VZ 3.00%
4/25/47	10,227	9,649
Series 2017-27 EM 3.00%
4/25/47	12,000	11,444
Series 2017-28 Z 3.50%
4/25/47	12,319	12,486
Series 2017-40 GZ 3.50%
5/25/47	5,118	5,205
Series 2017-40 IG 3.50%
3/25/43 Σ	95,543	15,255
Series 2017-46 BI 3.00%
4/25/47 Σ	89,800	13,435
Series 2017-55 HY 3.00%
7/25/47	48,000	45,578
Series 2017-59 KI 3.00%
3/25/47 Σ	109,535	14,836
Series 2017-61 SB 4.598%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
8/25/47 Σ●	1,623,585	356,135
Series 2017-61 TB 3.00%
8/25/44	3,000	2,887
Series 2017-66 QY 3.00%
9/25/43	9,000	8,917
Series 2017-67 BZ 3.00%
9/25/47	2,020	1,878
Series 2017-94 CZ 3.50%
11/25/47	5,029	5,006
Series 2017-96 EZ 3.50%
12/25/47	6,018	5,976
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	25,866	27,209
Series 2708 ZD 5.50%
11/15/33	8,279	9,224
Series 3939 EI 3.00%
3/15/26 Σ	140,789	9,252
Series 4065 DE 3.00%
6/15/32	15,000	15,139
Series 4088 PI 3.00%
12/15/40 Σ	46,837	5,350
Series 4092 AI 3.00%
9/15/31 Σ	42,448	4,681
Series 4100 EI 3.00%
8/15/27 Σ	68,257	6,660
Series 4109 AI 3.00%
7/15/31 Σ	153,576	17,579
Series 4120 IK 3.00%
10/15/32 Σ	120,151	16,428
Series 4136 EZ 3.00%
11/15/42	14,529	14,415
Series 4146 IA 3.50%
12/15/32 Σ	61,181	9,649
Series 4152 GW 2.50%
1/15/43	4,000	3,678
Series 4161 IM 3.50%
2/15/43 Σ	62,942	13,946
Series 4181 DI 2.50%
3/15/33 Σ	57,710	7,218
Series 4184 GS 4.643%
(6.12% minus LIBOR01M,
Cap 6.12%, Floor 0.00%)
3/15/43 Σ●	62,199	13,271
Series 4185 LI 3.00%
3/15/33 Σ	68,610	9,825
Series 4186 IE 3.00%
3/15/33 Σ	1,229,968	179,889
Series 4191 CI 3.00%
4/15/33 Σ	59,026	8,484
Series 4197 LZ 4.00%
4/15/43	10,844	11,534
Series 4206 DZ 3.00%
5/15/33	34,713	34,718
Series 4210 Z 3.00%
5/15/43	28,086	26,178
Series 4216 KI 3.50%
6/15/28 Σ	40,375	4,147
Series 4223 HI 3.00%
4/15/30 Σ	289,592	23,570
Series 4342 CI 3.00%
11/15/33 Σ	57,159	7,053
Series 4366 DI 3.50%
5/15/33 Σ	157,581	21,229
Series 4433 DI 3.00%
8/15/32 Σ	583,983	61,651
Series 4435 DY 3.00%
2/15/35	73,000	73,008
Series 4448 TS 1.931%
5/15/40 Σ●	51,742	3,100

10 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4464 DA 2.50%
1/15/43	23,046	$21,836
Series 4476 GI 3.00%
6/15/41 Σ	141,183	16,742
Series 4487 ZC 3.50%
6/15/45	242,269	250,568
Series 4518 CI 3.50%
6/15/42 Σ	235,054	28,479
Series 4527 CI 3.50%
2/15/44 Σ	69,685	11,838
Series 4567 LI 4.00%
8/15/45 Σ	684,774	129,461
Series 4574 AI 3.00%
4/15/31 Σ	253,668	31,446
Series 4581 LI 3.00%
5/15/36 Σ	77,114	10,788
Series 4594 SG 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
6/15/46 Σ●	171,387	39,101
Series 4614 HB 2.50%
9/15/46	32,000	29,530
Series 4615 GW 2.50%
4/15/41	2,000	1,890
Series 4618 SA 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
9/15/46 Σ●	90,194	20,853
Series 4623 IY 4.00%
10/15/46 Σ	93,680	20,484
Series 4623 LZ 2.50%
10/15/46	123,548	108,224
Series 4623 MW 2.50%
10/15/46	225,000	210,339
Series 4623 WI 4.00%
8/15/44 Σ	124,887	23,883
Series 4629 KB 3.00%
11/15/46	120,000	116,878
Series 4643 QI 3.50%
9/15/45 Σ	209,692	36,886
Series 4648 ND 3.00%
9/15/46	12,000	11,600
Series 4648 SA 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
1/15/47 Σ●	1,157,142	247,468
Series 4650 JE 3.00%
7/15/46	10,000	9,650
Series 4656 HI 3.50%
5/15/42 Σ	80,782	10,918
Series 4657 NW 3.00%
4/15/45	12,000	11,948
Series 4660 GI 3.00%
8/15/43 Σ	93,851	15,286
Series 4681 WI 1.566%
8/15/33 Σ●	88,142	5,904
Freddie Mac Strips
Series 267 S5 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
8/15/42 Σ●	78,434	15,228
Series 290 IO 3.50%
11/15/32 Σ	56,391	9,220
Series 299 S1 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
1/15/43 Σ●	59,432	11,122
Series 319 S2 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
11/15/43 Σ●	64,766	13,747
Series 326 S2 4.473%
(5.95% minus LIBOR01M,
Cap 5.95%, Floor 0.00%)
3/15/44 Σ●	131,078	25,176
Series 350 S5 1.747%
9/15/40 Σ●	61,099	3,116
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	150,905
Series 2012-108 PB 2.75%
9/16/42	4,000	3,827
Series 2012-136 MX
2.00% 11/20/42	240,000	211,862
Series 2013-88 LZ 2.50%
6/16/43	48,114	43,341
Series 2013-113 AZ 3.00%
8/20/43	94,507	91,858
Series 2013-113 LY 3.00%
5/20/43	138,000	138,273
Series 2013-182 CZ 2.50%
12/20/43	4,420	4,090
Series 2014-12 ZB 3.00%
1/16/44	5,623	5,465
Series 2015-36 PI 3.50%
8/16/41 Σ	71,768	9,716
Series 2015-64 GZ 2.00%
5/20/45	33,695	28,237
Series 2015-74 CI 3.00%
10/16/39 Σ	67,833	8,858

(continues)     NQ-444 [12/17] 2/18 (421350) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-82 GI 3.50%
12/20/38 Σ	95,585	$8,923
Series 2015-133 AL 3.00%
5/20/45	96,000	97,125
Series 2015-142 AI 4.00%
2/20/44 Σ	53,192	6,774
Series 2016-5 GL 3.00%
7/20/45	140,000	139,007
Series 2016-46 DZ 3.00%
4/20/46	11,563	10,904
Series 2016-83 MB 3.00%
10/20/45	4,000	4,031
Series 2016-101 QL 3.00%
7/20/46	356,000	347,725
Series 2016-103 DY 2.50%
8/20/46	67,000	60,281
Series 2016-108 YL 3.00%
8/20/46	785,000	747,737
Series 2016-111 PB 2.50%
8/20/46	30,000	27,501
Series 2016-118 DI 3.50%
3/20/43 Σ	90,173	13,858
Series 2016-134 MW
3.00% 10/20/46	140,000	142,549
Series 2016-135 Z 3.00%
10/20/46	5,178	4,874
Series 2016-149 GI 4.00%
11/20/46 Σ	94,051	21,190
Series 2016-160 VZ 2.50%
11/20/46	14,384	12,396
Series 2016-171 IP 3.00%
3/20/46 Σ	186,479	29,173
Series 2017-4 BW 3.00%
1/20/47	12,000	11,915
Series 2017-25 CZ 3.50%
2/20/47	5,148	5,239
Series 2017-25 WZ 3.00%
2/20/47	507,515	494,291
Series 2017-34 AZ 3.00%
1/20/47	255,682	237,812
Series 2017-34 DY 3.50%
3/20/47	11,000	10,904
Series 2017-36 ZC 3.00%
3/20/47	18,409	17,271
Series 2017-52 LE 3.00%
1/16/47	57,000	55,266
Series 2017-68 SB 4.649%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
5/20/47 Σ●	191,322	34,754
Series 2017-101 HD
3.00% 1/20/47	9,000	8,756
Series 2017-101 ND
3.00% 1/20/47	9,000	8,742
Series 2017-107 T 3.00%
1/20/47	7,000	7,011
Series 2017-113 LB 3.00%
7/20/47	5,000	4,803
Series 2017-116 ZL 3.00%
6/20/47	5,063	4,756
Series 2017-117 C 3.00%
8/20/47	14,000	13,306
Series 2017-121 CW
3.00% 8/20/47	6,000	5,751
Series 2017-121 IL 3.00%
2/20/42 Σ	122,468	15,787
Series 2017-137 CZ 3.00%
9/20/47	14,105	13,201
Series 2017-144 MZ
2.50% 9/20/47	7,044	5,940
Series 2017-156 LP 2.50%
10/20/47	13,000	11,575
Total Agency Collateralized
Mortgage Obligations
(cost $8,968,179)		9,020,147

Agency Commercial Mortgage-Backed Securities – 0.66%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	50,000	51,045
FREMF Mortgage Trust
Series 2011-K11 B 144A
4.424% 12/25/48 #●	150,000	156,057
Series 2011-K14 B 144A
5.167% 2/25/47 #●	20,000	21,502
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,646
Series 2012-K22 B 144A
3.686% 8/25/45 #●	50,000	51,086
Series 2012-K708 B 144A
3.75% 2/25/45 #●	45,000	45,504
Series 2013-K32 B 144A
3.537% 10/25/46 #●	20,000	20,490
Series 2013-K33 B 144A
3.501% 8/25/46 #●	50,000	50,377
Series 2013-K712 B 144A
3.362% 5/25/45 #●	25,000	25,219

12 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K713 B 144A
3.165% 4/25/46 #●	15,000	$15,080
Series 2013-K713 C 144A
3.165% 4/25/46 #●	75,000	74,721
Series 2017-K729 B 144A
3.675% 11/25/49 #●	10,000	9,895
Total Agency Commercial
Mortgage-Backed
Securities (cost $535,554)		531,622

Agency Mortgage-Backed Securities – 5.31%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	41,833	45,037
4.50% 2/1/46	203,019	217,616
5.00% 7/1/47	214,886	232,800
5.50% 3/1/34	39,804	44,113
5.50% 1/1/38	69,589	77,226
5.50% 3/1/38	16,688	18,545
5.50% 7/1/40	18,926	21,014
5.50% 6/1/41	43,850	48,657
5.50% 9/1/41	5,839	6,541
5.50% 5/1/44	884,586	981,955
6.00% 5/1/36	46,464	52,747
6.00% 6/1/36	97,074	111,323
6.00% 9/1/36	7,673	8,798
6.00% 6/1/37	1,270	1,437
6.00% 7/1/37	890	997
6.00% 3/1/38	141,172	159,593
6.00% 11/1/38	104,470	118,375
6.00% 9/1/39	109,490	125,693
6.00% 10/1/39	82,901	94,118
6.00% 11/1/40	3,809	4,323
6.00% 7/1/41	676,232	763,969
6.50% 3/1/40	51,867	58,733
Fannie Mae S.F. 30 yr TBA
4.50% 2/1/48	545,000	579,144
Freddie Mac ARM
2.559% (LIBOR12M +
1.63%) 10/1/46 ●	71,575	71,548
Freddie Mac S.F. 30 yr
5.00% 5/1/41	45,244	49,404
5.00% 12/1/41	3,606	3,947
5.50% 3/1/34	2,815	3,119
5.50% 12/1/34	2,596	2,884
5.50% 9/1/37	2,295	2,536
5.50% 3/1/40	8,582	9,491
5.50% 6/1/41	20,648	22,758
6.00% 5/1/35	8,006	9,040
6.00% 2/1/36	5,446	6,150
6.00% 3/1/36	7,075	7,972
6.00% 11/1/36	3,645	4,107
6.00% 5/1/37	8,402	9,468
6.00% 6/1/38	12,498	14,096
6.00% 8/1/38	23,115	26,161
6.00% 7/1/39	2,622	2,958
6.00% 3/1/40	68,786	77,525
6.00% 5/1/40	28,069	31,554
6.00% 7/1/40	14,004	15,814
6.50% 12/1/31	1,790	2,007
GNMA II S.F. 30 yr
5.50% 5/20/37	11,044	12,152
5.50% 4/20/40	8,355	9,027
5.50% 7/20/46	7,134	7,726
6.00% 2/20/39	10,561	11,672
6.00% 2/20/40	41,603	46,171
6.00% 4/20/46	13,167	14,607
6.50% 6/20/39	15,415	17,268
6.50% 10/20/39	13,223	14,689
Total Agency
Mortgage-Backed
Securities (cost $4,311,491)		4,278,605

Collateralized Debt Obligations – 1.75%
AMMC CLO
Series 2015-16A AR 144A
2.619% (LIBOR03M +
1.26%) 4/14/29 #●	100,000	100,830
Apex Credit CLO
Series 2017-1A A1 144A
2.835% (LIBOR03M +
1.47%) 4/24/29 #●	100,000	100,470
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.833% (LIBOR03M +
1.47%) 10/20/28 #●	250,000	253,243
GoldenTree Loan
Management US CLO
Series 2017-1A A 144A
2.583% (LIBOR03M +
1.22%) 4/20/29 #●	250,000	251,895
MP CLO IV
Series 2013-2A ARR 144A
2.647% (LIBOR03M +
1.28%) 7/25/29 #●	250,000	251,528

(continues)     NQ-444 [12/17] 2/18 (421350) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Collateralized Debt Obligations (continued)
TIAA CLO
	Series 2017-1A A 144A
	2.643% (LIBOR03M +
	1.28%) 4/20/29 #●	250,000	$251,431
Venture XXIV CLO
	Series 2016-24A A1D
	144A 2.783% (LIBOR03M
	+ 1.42%) 10/20/28 #●	100,000	100,405
Venture XXVIII CLO
	Series 2017-28A A2 144A
	2.716% (LIBOR03M +
	1.11%) 7/20/30 #●	100,000	100,316
Total Collateralized Debt
Obligations
(cost $1,398,400)			1,410,118

Corporate Bonds – 23.81%
Banking – 5.54%
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	16,000	12,689
Bank of America
3.30% 8/5/21	AUD	10,000	7,880
144A
	3.419% 12/20/28 #µ	285,000	285,332
	4.183% 11/25/27	110,000	115,051
Bank of Montreal
	3.803% 12/15/32 µ	45,000	44,545
Bank of New York Mellon
2.50% 4/15/21		35,000	35,092
3.30% 8/23/29		115,000	114,762
4.625%µψ		60,000	61,125
BB&T 2.85% 10/26/24		190,000	188,745
Citigroup
	2.522% (LIBOR03M +
	1.10%) 5/17/24 ●	260,000	264,197
3.75% 10/27/23	AUD	59,000	46,843
Citizens Financial Group
2.375% 7/28/21		25,000	24,691
4.30% 12/3/25		55,000	57,770
Credit Suisse Group Funding
	Guernsey 4.55% 4/17/26	250,000	268,067
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,837
Fifth Third Bancorp
2.60% 6/15/22		155,000	154,239
Goldman Sachs Group
	3.272% 9/29/25 µ	25,000	24,916
	3.691% 6/5/28 µ	165,000	167,536
5.15% 5/22/45		50,000	58,067
5.20% 12/17/19	NZD	18,000	13,331
Huntington Bancshares
2.30% 1/14/22		35,000	34,465
JPMorgan Chase & Co.
3.964% 11/15/48 µ		175,000	180,993
4.25% 11/2/18	NZD	85,000	61,080
KeyBank 3.40% 5/20/26		250,000	249,452
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	125,000	98,816
Morgan Stanley
2.75% 5/19/22		60,000	59,809
3.591% 7/22/28 µ		20,000	20,202
3.625% 1/20/27		50,000	51,217
3.95% 4/23/27		30,000	30,515
5.00% 9/30/21	AUD	54,000	45,075
5.00% 11/24/25		145,000	158,887
Northern Trust
3.375% 5/8/32 µ		20,000	19,944
PNC Financial Services Group
5.00%µψ		65,000	68,900
Regions Financial
2.75% 8/14/22		25,000	24,945
Royal Bank of Canada
2.75% 2/1/22		95,000	96,231
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	203,615
Santander UK 144A
5.00% 11/7/23 #		200,000	214,201
State Street 3.30% 12/16/24		160,000	165,377
SunTrust Banks
2.45% 8/1/22		30,000	29,609
2.70% 1/27/22		70,000	70,056
5.05%µψ		30,000	30,450
Toronto-Dominion Bank
2.50% 12/14/20		40,000	40,142
UBS Group Funding
Switzerland 144A
2.859% 8/15/23 #µ		200,000	197,900
US Bancorp 3.10% 4/27/26		175,000	173,911
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		145,000	131,406
Westpac Banking 5.00%µψ		20,000	19,963
Zions Bancorporation
4.50% 6/13/23		40,000	41,890
			4,471,766
Basic Industry – 1.50%
Builders FirstSource 144A
5.625% 9/1/24 #		50,000	52,223

14 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical
8.55% 5/15/19		198,000	$214,522
Freeport-McMoRan
6.875% 2/15/23		65,000	71,175
General Electric
4.25% 1/17/18	NZD	10,000	7,092
5.55% 5/4/20		40,000	42,832
6.00% 8/7/19		80,000	84,778
Georgia-Pacific
8.00% 1/15/24		160,000	203,845
International Paper
4.40% 8/15/47		20,000	20,967
Mosaic
4.05% 11/15/27		70,000	70,302
5.625% 11/15/43		45,000	48,617
OCP 144A 4.50% 10/22/25 #		200,000	200,659
PulteGroup 5.00% 1/15/27		30,000	31,463
Standard Industries 144A
5.00% 2/15/27 #		80,000	82,000
US Concrete 6.375% 6/1/24		25,000	26,938
Vale Overseas
4.375% 1/11/22		5,000	5,183
WestRock
144A 3.00% 9/15/24 #		25,000	24,810
144A 3.375% 9/15/27 #		20,000	19,894
			1,207,300
Capital Goods – 1.76%
3M 2.875% 10/15/27		165,000	164,273
Allegion US Holding
3.20% 10/1/24		25,000	24,769
3.55% 10/1/27		152,000	150,679
BWAY Holding 144A
5.50% 4/15/24 #		60,000	62,550
Carlisle 3.75% 12/1/27		140,000	141,697
CCL Industries 144A
3.25% 10/1/26 #		40,000	38,411
Eaton 3.103% 9/15/27		55,000	54,132
Huntington Ingalls Industries
144A 3.483% 12/1/27 #		35,000	34,956
Leggett & Platt
3.50% 11/15/27		135,000	133,926
Lennox International
3.00% 11/15/23		100,000	98,859
Martin Marietta Materials
3.50% 12/15/27		75,000	74,573
Northrop Grumman
3.25% 1/15/28		145,000	145,476
Parker-Hannifin
3.30% 11/21/24		5,000	5,123
Republic Services
3.375% 11/15/27		20,000	20,185
Rockwell Collins
3.20% 3/15/24		30,000	30,265
United Technologies
2.80% 5/4/24		90,000	89,393
Waste Management
3.15% 11/15/27		150,000	150,185
			1,419,452
Consumer Cyclical – 0.51%
General Motors Financial
3.45% 4/10/22		115,000	116,630
5.25% 3/1/26		5,000	5,506
Hyundai Capital America
144A 3.00% 3/18/21 #		10,000	9,983
Live Nation Entertainment
144A 4.875% 11/1/24 #		35,000	35,963
Marriott International
4.50% 10/1/34		10,000	10,649
MGM Resorts International
4.625% 9/1/26		25,000	25,375
Penn National Gaming 144A
5.625% 1/15/27 #		70,000	72,800
Royal Caribbean Cruises
3.70% 3/15/28		80,000	79,416
Scientific Games International
10.00% 12/1/22		35,000	38,544
Wyndham Worldwide
4.15% 4/1/24		20,000	20,116
			414,982
Consumer Non-Cyclical – 1.39%
Anheuser-Busch InBev
Finance 2.65% 2/1/21		310,000	311,751
Atento Luxco 1 144A
6.125% 8/10/22 #		10,000	10,500
BAT Capital 144A
3.557% 8/15/27 #		150,000	150,454
Becle 144A 3.75% 5/13/25 #		150,000	150,778
Biogen 5.20% 9/15/45		75,000	89,301
Celgene 3.25% 8/15/22		80,000	81,343
HCA 5.375% 2/1/25		45,000	46,687
Hill-Rom Holdings 144A
5.00% 2/15/25 #		50,000	51,235
New York and Presbyterian
Hospital 4.063% 8/1/56		50,000	52,617
Post Holdings 144A
5.00% 8/15/26 #		80,000	78,900
Shire Acquisitions Investments
Ireland 2.875% 9/23/23		65,000	63,973

(continues)     NQ-444 [12/17] 2/18 (421350) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare 144A
5.125% 5/1/25 #	15,000	$14,681
Universal Health Services
144A 5.00% 6/1/26 #	15,000	15,544
		1,117,764
Energy – 1.95%
Andeavor 3.80% 4/1/28	25,000	25,104
Ecopetrol 7.375% 9/18/43	15,000	18,086
Enbridge 3.70% 7/15/27	105,000	105,618
Energy Transfer
4.75% 1/15/26	15,000	15,584
6.125% 12/15/45	115,000	125,215
9.70% 3/15/19	56,000	60,621
Energy Transfer Partners
6.625%µψ	65,000	63,253
Enterprise Products Operating
7.034% 1/15/68 µ	10,000	10,050
Gulfport Energy
6.00% 10/15/24	35,000	35,175
6.625% 5/1/23	15,000	15,375
Hilcorp Energy I 144A
5.00% 12/1/24 #	50,000	49,750
Marathon Oil 4.40% 7/15/27	25,000	26,169
MPLX 4.875% 12/1/24	100,000	107,920
Murphy Oil 6.875% 8/15/24	60,000	64,200
Noble Energy
3.85% 1/15/28	120,000	120,575
5.05% 11/15/44	25,000	26,857
ONEOK 7.50% 9/1/23	100,000	119,257
Petrobras Global Finance
144A 5.299% 1/27/25 #	5,000	5,021
6.75% 1/27/41	5,000	5,012
7.25% 3/17/44	10,000	10,425
7.375% 1/17/27	15,000	16,545
Petroleos Mexicanos 144A
6.75% 9/21/47 #	20,000	20,927
Sabine Pass Liquefaction
5.875% 6/30/26	150,000	168,753
Shell International Finance
2.875% 5/10/26	35,000	35,030
Southwestern Energy
6.70% 1/23/25	35,000	36,531
Targa Resources Partners
5.125% 2/1/25	25,000	25,687
5.375% 2/1/27	30,000	30,900
Tecpetrol 144A
4.875% 12/12/22 #	20,000	20,090
Transcanada Trust
5.30% 3/15/77 µ	25,000	25,828
5.875% 8/15/76 µ	35,000	37,975
Transocean Proteus 144A
6.25% 12/1/24 #	22,500	23,681
Woodside Finance
144A 3.65% 3/5/25 #	30,000	30,221
144A 8.75% 3/1/19 #	65,000	69,595
YPF
144A 7.00% 12/15/47 #	10,000	9,935
144A 25.458%
(BADLARPP + 4.00%)
7/7/20 #●	15,000	14,699
		1,575,664
Financials – 1.12%
Air Lease
3.00% 9/15/23	55,000	54,636
3.625% 4/1/27	155,000	155,135
Aviation Capital Group
144A 3.50% 11/1/27 #	20,000	19,636
144A 4.875% 10/1/25 #	55,000	59,834
144A 6.75% 4/6/21 #	25,000	27,959
Berkshire Hathaway
2.75% 3/15/23	35,000	35,248
Charles Schwab
3.20% 1/25/28	35,000	35,088
E*TRADE Financial
3.80% 8/24/27	130,000	129,798
5.875%µψ	50,000	53,125
Intercontinental Exchange
3.10% 9/15/27	30,000	29,996
International Lease Finance
8.625% 1/15/22	150,000	180,788
Jefferies Group
6.45% 6/8/27	30,000	34,906
6.50% 1/20/43	20,000	23,653
Lazard Group
3.75% 2/13/25	60,000	61,268
		901,070
Insurance – 0.97%
Allstate 3.28% 12/15/26	105,000	106,754
AXIS Specialty Finance
4.00% 12/6/27	55,000	55,342
Berkshire Hathaway Finance
2.90% 10/15/20	75,000	76,411
Cigna 3.05% 10/15/27	65,000	63,960
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	26,999

16 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
MetLife
5.25%µψ	60,000	$62,534
6.40% 12/15/36	90,000	103,753
Nuveen Finance
144A 2.95% 11/1/19 #	50,000	50,495
144A 4.125% 11/1/24 #	95,000	100,386
Prudential Financial
4.50% 11/15/20	20,000	21,148
5.375% 5/15/45 µ	45,000	48,330
XLIT
3.817% (LIBOR03M +
2.458%)ψ●	30,000	26,940
5.50% 3/31/45	40,000	42,619
		785,671
Media – 0.76%
CCO Holdings
144A 5.75% 2/15/26 #	40,000	41,650
144A 5.875% 5/1/27 #	15,000	15,450
CSC Holdings 5.25% 6/1/24	16,000	15,720
Discovery Communications
3.95% 3/20/28	155,000	154,446
5.20% 9/20/47	15,000	15,702
Nexstar Broadcasting 144A
5.625% 8/1/24 #	55,000	56,925
Sinclair Television Group
144A 5.125% 2/15/27 #	35,000	34,869
Sirius XM Radio 144A
5.375% 7/15/26 #	45,000	46,744
Time Warner Cable
7.30% 7/1/38	115,000	144,475
Time Warner Entertainment
8.375% 3/15/23	70,000	85,070
		611,051
Real Estate – 1.78%
Alexandria Real Estate
Equities 3.45% 4/30/25	130,000	129,744
American Tower
3.60% 1/15/28	5,000	4,979
4.40% 2/15/26	30,000	31,592
American Tower Trust I 144A
3.07% 3/15/23 #	95,000	96,170
AvalonBay Communities
3.20% 1/15/28	95,000	94,727
CC Holdings GS V
3.849% 4/15/23	30,000	30,983
Corporate Office Properties
3.60% 5/15/23	55,000	55,093
5.25% 2/15/24	65,000	70,199
Crown Castle International
3.65% 9/1/27	20,000	19,985
5.25% 1/15/23	45,000	49,321
CubeSmart 3.125% 9/1/26	55,000	52,515
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	62,477
ESH Hospitality 144A
5.25% 5/1/25 #	60,000	60,750
Goodman US Finance Three
144A 3.70% 3/15/28 #	20,000	19,882
Hospitality Properties Trust
4.50% 3/15/25	55,000	57,157
Host Hotels & Resorts
3.75% 10/15/23	60,000	61,143
3.875% 4/1/24	10,000	10,186
4.50% 2/1/26	5,000	5,242
Hudson Pacific Properties
3.95% 11/1/27	25,000	24,914
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	45,000	46,463
Kilroy Realty
3.45% 12/15/24	40,000	39,937
Life Storage
3.875% 12/15/27	5,000	4,990
LifeStorage 3.50% 7/1/26	40,000	39,017
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	45,000	45,000
Regency Centers
3.60% 2/1/27	45,000	45,115
SBA Communications
4.875% 9/1/24	55,000	56,650
UDR 4.00% 10/1/25	170,000	177,498
WP Carey 4.60% 4/1/24	45,000	47,062
		1,438,791
Services – 0.08%
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	45,000	50,063
United Rentals North America
5.875% 9/15/26	10,000	10,738
		60,801
Technology – 0.64%
Apple 2.75% 1/13/25	140,000	138,881
Broadcom 144A
3.50% 1/15/28 #	55,000	52,525
Citrix Systems
4.50% 12/1/27	135,000	137,239

(continues)     NQ-444 [12/17] 2/18 (421350) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
Dell International 144A
6.02% 6/15/26 #	35,000	$38,645
First Data 144A
5.75% 1/15/24 #	45,000	46,901
Oracle 3.80% 11/15/37	100,000	105,097
		519,288
Telecommunications – 1.74%
AT&T
3.40% 8/14/24	160,000	161,018
3.90% 8/14/27	40,000	40,334
144A 4.10% 2/15/28 #	50,000	50,252
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	266,826
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	150,000	145,486
Digicel Group 144A
7.125% 4/1/22 #	200,000	185,954
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,202
Radiate Holdco 144A
6.625% 2/15/25 #	25,000	23,687
SBA Tower Trust
144A 2.24% 4/10/18 #	55,000	55,011
144A 2.898% 10/8/19 #	40,000	40,095
Sprint 7.875% 9/15/23	45,000	48,037
Verizon Communications
2.946% 3/15/22	150,000	151,044
4.50% 8/10/33	95,000	99,857
Zayo Group 144A
5.75% 1/15/27 #	35,000	35,788
		1,402,591
Transportation – 0.76%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 # ⧫	31,920	32,501
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	24,921	25,482
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	39,539	39,646
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	9,290	9,478
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	19,032	19,438
Penske Truck Leasing
144A 2.70% 3/14/23 #	65,000	63,937
144A 3.30% 4/1/21 #	50,000	50,959
144A 3.40% 11/15/26 #	5,000	4,945
144A 4.20% 4/1/27 #	90,000	93,700
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	21,508	22,585
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	48,691	50,512
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	5,000	5,004
United Parcel Service
3.05% 11/15/27	150,000	150,155
5.125% 4/1/19	40,000	41,492
		609,834
Utilities – 3.31%
AES
5.50% 4/15/25	15,000	15,825
6.00% 5/15/26	30,000	32,550
Ameren Illinois
9.75% 11/15/18	165,000	175,730
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	151,635
AmeriGas Partners
5.875% 8/20/26	45,000	46,575
Appalachian Power
3.30% 6/1/27	65,000	65,308
Avangrid 3.15% 12/1/24	10,000	9,961
Cleveland Electric Illuminating
5.50% 8/15/24	50,000	56,988
CMS Energy 6.25% 2/1/20	140,000	150,653
ComEd Financing III
6.35% 3/15/33	65,000	71,337
DTE Energy 3.30% 6/15/22	90,000	91,392
Duke Energy 2.65% 9/1/26	85,000	81,577
Emera 6.75% 6/15/76 µ	75,000	84,750
Emera US Finance
4.75% 6/15/46	40,000	43,929
Enel 144A 8.75% 9/24/73 #µ	200,000	249,250
Enel Americas
4.00% 10/25/26	20,000	20,405
Entergy 4.00% 7/15/22	65,000	67,916
Entergy Louisiana
4.05% 9/1/23	100,000	106,058

18 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Exelon
3.497% 6/1/22	20,000	$20,400
3.95% 6/15/25	25,000	26,088
Fortis 3.055% 10/4/26	65,000	62,862
Great Plains Energy
4.85% 6/1/21	30,000	31,795
Indiana Michigan Power
4.55% 3/15/46	10,000	11,442
ITC Holdings 144A
3.35% 11/15/27 #	55,000	55,138
Kansas City Power & Light
3.65% 8/15/25	90,000	92,247
LG&E & KU Energy
4.375% 10/1/21	225,000	237,953
MidAmerican Energy
4.25% 5/1/46	70,000	78,710
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	70,000	69,984
4.75% 4/30/43 µ	65,000	68,366
5.25% 4/20/46 µ	45,000	48,410
New York State Electric & Gas
144A 3.25% 12/1/26 #	60,000	60,543
NextEra Energy Capital
Holdings 3.625% 6/15/23	35,000	36,022
NV Energy 6.25% 11/15/20	65,000	71,428
Pennsylvania Electric
5.20% 4/1/20	5,000	5,280
Public Service Co. of New
Hampshire
3.50% 11/1/23	50,000	51,601
Southern 3.25% 7/1/26	50,000	49,113
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	30,000	31,162
Wisconsin Electric Power
4.30% 12/15/45	35,000	38,758
		2,669,141
Total Corporate Bonds
(cost $18,828,998)		19,205,166

Loan Agreements – 1.41%
Change Healthcare Tranche B
1st Lien 3.75% (LIBOR03M
+ 2.75%) 3/1/24 ●	129,025	129,378
First Data 1st Lien 3.80%
(LIBOR03M + 2.25%)
4/26/24•	241,344	241,775
HCA Tranche B9 1st Lien
3.569% (LIBOR03M +
2.00%) 3/17/23 ●	176,571	177,620
Houghton International 1st
Lien 4.00% (LIBOR03M +
3.00%) 12/20/19 ●	337,250	337,882
Republic of Angola 8.032%
(LIBOR06M + 6.25%)
12/16/23 =●	131,250	121,898
Sprint Communications
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
2/2/24 ●	129,025	129,119
Total Loan Agreements
(cost $1,124,182)		1,137,672

Municipal Bonds – 0.44%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	60,000	95,078
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	50,000	78,881
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	5,000	6,095
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	52,420
Series F 7.414% 1/1/40	15,000	23,211
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	20,000	21,741
Texas Water Development
Board (2016 State Water
Implementation)
Series A 5.00% 10/15/45	20,000	23,454
Series B 5.00% 10/15/46	45,000	53,120
Total Municipal Bonds
(cost $349,296)		354,000

Non-Agency Asset-Backed Securities – 1.75%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	16,010	16,012

(continues)      NQ-444 [12/17] 2/18 (421350) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit
Account Master Trust
Series 2017-2 A 2.038%
(LIBOR01M + 0.45%)
9/16/24 ●	135,000	$136,046
Series 2017-5 A 1.857%
(LIBOR01M + 0.38%)
2/18/25 ●	370,000	371,799
Capital One Multi-Asset
Execution Trust
Series 2016-A1 A1
1.927% (LIBOR01M +
0.45%) 2/15/22 ●	90,000	90,426
Chase Issuance Trust
Series 2017-A1 A 1.777%
(LIBOR01M + 0.30%)
1/18/22 ●	100,000	100,356
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	200,206
CNH Equipment Trust
Series 2016-B A2B
1.877% (LIBOR01M +
0.40%) 10/15/19 ●	3,357	3,358
Discover Card Execution Note
Trust
Series 2017-A5 A5
2.077% (LIBOR01M +
0.60%) 12/15/26 ●	100,000	101,106
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	46,750	45,478
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
2.057% (LIBOR01M +
0.58%) 5/15/20 #●	100,000	100,180
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.902% (LIBOR01M +
1.35%) 9/27/21 #●	25,000	25,147
PFS Financing
Series 2017-C A 144A
1.947% (LIBOR01M +
0.47%) 10/15/21 #●	100,000	99,840
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	58,846	58,849
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	64,147	64,071
Total Non-Agency
Asset-Backed Securities
(cost $1,416,098)		1,412,874

Non-Agency Collateralized Mortgage Obligations – 1.38%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	449	428
Citigroup Commercial
Mortgage Trust
Series 2017-C4 A4
3.471% 10/12/50	55,000	56,343
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	25,295	25,204
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	35,616	37,188
Series 2014-2 B1 144A
3.427% 6/25/29 #●	73,169	73,864
Series 2014-2 B2 144A
3.427% 6/25/29 #●	73,169	73,366
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,027
Series 2015-1 B1 144A
2.587% 12/25/44 #●	195,393	194,411
Series 2015-4 B1 144A
3.626% 6/25/45 #●	94,512	94,926
Series 2015-4 B2 144A
3.626% 6/25/45 #●	94,512	92,934
Series 2015-5 B2 144A
2.864% 5/25/45 #●	96,633	94,906
Series 2015-6 B1 144A
3.617% 10/25/45 #●	94,190	93,877
Series 2015-6 B2 144A
3.617% 10/25/45 #●	94,190	91,449
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	31,863	32,354
Series 2015-1 B2 144A
3.874% 1/25/45 #●	23,290	23,256
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	16,248	16,600

20 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	7,456	$7,460
Series 2006-AR5 2A1
3.325% 4/25/36 ●	6,620	6,254
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,095,040)		1,114,847

Non-Agency Commercial Mortgage-Backed Securities – 3.25%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 B
3.879% 2/15/50 ●	100,000	100,621
Series 2017-BNK3 C
4.352% 2/15/50 ●	100,000	101,786
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	65,000	67,573
Series 2015-GC27 A5
3.137% 2/10/48	75,000	75,563
Series 2016-P3 A4
3.329% 4/15/49	45,000	45,779
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	45,000	45,222
Series 2014-CR19 A5
3.796% 8/10/47	30,000	31,462
Series 2014-CR20 AM
3.938% 11/10/47	130,000	134,146
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	201,358
Series 2015-CR23 A4
3.497% 5/10/48	25,000	25,698
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	80,000	81,062
Series 2016-C3 A5
2.89% 9/10/49	90,000	88,703
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●	100,000	107,123
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	80,000	84,753
Series 2015-GC32 A4
3.764% 7/10/48	35,000	36,780
Series 2017-GS6 A3
3.433% 5/10/50	150,000	153,718
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	215,000	225,142
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	85,000	85,278
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●	25,000	25,562
Series 2013-LC11 B
3.499% 4/15/46	40,000	39,799
Series 2015-JP1 A5
3.914% 1/15/49	40,000	42,294
Series 2016-JP2 A4
2.822% 8/15/49	50,000	48,943
Series 2016-JP3 B
3.397% 8/15/49 ●	20,000	19,466
Series 2016-WIKI A 144A
2.798% 10/5/31 #	20,000	20,021
Series 2016-WIKI B 144A
3.201% 10/5/31 #	35,000	35,130
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	53,910	42,832
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	40,000	41,794
Series 2015-C23 A4
3.719% 7/15/50	145,000	151,516
Series 2015-C26 A5
3.531% 10/15/48	65,000	67,153
Series 2016-C29 A4
3.325% 5/15/49	40,000	40,652
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	200,000	189,980
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	15,000	15,356
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	83,005

(continues)     NQ-444 [12/17] 2/18 (421350) 21

Schedule of investments
Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
Wells Fargo Commercial
Mortgage Trust
Series 2016-BNK1 A3
2.652% 8/15/49		65,000	$62,932
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $2,671,347)			2,618,202

Regional Bond – 0.07%Δ
Australia – 0.07%
Queensland Treasury 144A
2.75% 8/20/27 #	AUD	75,000	56,846
Total Regional Bond
(cost $56,361)			56,846

Sovereign Bonds – 0.15%Δ
Argentina – 0.06%
Argentine Republic
Government International
Bond 5.625% 1/26/22		45,000	47,587
			47,587
Australia – 0.09%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	70,924
			70,924
Total Sovereign Bonds
(cost $120,058)			118,511

Supranational Banks – 0.03%
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	25,000	18,904
International Finance
3.625% 5/20/20	NZD	11,000	8,006
Total Supranational Banks
(cost $27,355)			26,910

US Treasury Obligations – 4.71%
US Treasury Bonds
2.75% 8/15/47		860,000	860,293
2.75% 11/15/47		25,000	25,017
US Treasury Floating Rate
Notes
1.488% (USBMMY03M +
0.048%) 10/31/19 ●		1,320,000	1,320,413
1.50% (USBMMY03M +
0.06%) 7/31/19 ●		630,000	630,488
US Treasury Notes
2.00% 10/31/22		685,000	679,039
2.00% 11/30/22		285,000	282,399
Total US Treasury
Obligations
(cost $3,795,036)			3,797,649

		Number of
		shares
Preferred Stock – 0.85%
General Electric 5.00% µ		133,000	137,236
Henkel & Co. 1.44%		230	30,373
Integrys Holding 6.00% µ		3,500	94,894
Morgan Stanley 5.55% µ		10,000	10,400
US Bancorp 3.50%
(LIBOR03M + 1.02%) ●		400	355,714
Vedanta 7.50%		25,876	4,236
Volkswagen 1.15%		265	52,638
Total Preferred Stock
(cost $589,411)			685,491

		Principal
		amount°
Short-Term Investments – 3.85%
Discount Notes – 0.78%≠
Federal Home Loan Bank
1.176% 1/26/18		239,990	239,786
1.211% 2/5/18		190,469	190,233
1.235% 2/8/18		195,727	195,463
			625,482
Repurchase Agreements – 1.50%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $305,312
(collateralized by US
government obligations
0.75%–3.00%
10/31/18–5/15/47; market
value $311,372)		305,267	305,267

22 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $763,269
(collateralized by US
government obligations
1.00%–3.75%
6/30/19–8/15/45; market
value $778,431)	763,167	$763,167
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $144,761
(collateralized by US
government obligations
0.00%–2.00%
12/31/21–6/30/44; market
value $147,634)	144,739	144,739
		1,213,173
US Treasury Obligations – 1.57%≠
US Cash Management Bill
0.334% 1/2/18	939,361	939,361
US Treasury Bill 0.883%
1/11/18	327,903	327,807
		1,267,168

Total Short-Term
Investments
(cost $3,105,784)		3,105,823
Total Value of
Securities – 100.07%
(cost $69,795,075)		80,708,295
Liabilities Net of
Receivables and Other
Assets – (0.07%)★		(57,144)
Net Assets Applicable to
8,314,719 Shares
Outstanding – 100.00%		$80,651,151
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $8,806,260, which represents 10.92% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $460,829 cash collateral due from brokers for derivatives.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2017. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Dec. 31, 2017. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	NZD	(294,410)	USD	204,226	1/12/18	$—	$(4,383)
BNP	AUD	(175,333)	USD	134,393	1/12/18	—	(2,412)
BNYM	JPY	1,193,870	USD	(10,562)	1/4/18	37	—
BNYM	SGD	(22,198)	USD	16,563	1/2/18	—	(36)
Total Foreign Currency Exchange Contracts						$37	$(6,831)

(continues)     NQ-444 [12/17] 2/18 (421350) 23

Schedule of investments
Delaware Foundation® Conservative Allocation Fund (Unaudited)

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date	Appreciation	Depreciation
(6)	Long Gilt	$(1,013,909)	$(1,007,324)	3/28/18	$—	$(6,585)
7	US Treasury 5 yr Notes	813,149	817,653	3/30/18	—	(4,504)
(59)	US Treasury 10 yr Notes	(7,318,766)	(7,355,958)	3/21/18	37,192	—
(3)	US Treasury Long Bond	(459,000)	(459,742)	3/21/18	742	—
Total Futures Contracts			$(8,005,371)		$37,934	$(11,089)

Swap Contracts
CDS Contracts1

Upfront
Reference Obligation/				Payments
Termination Date/	Notional	Annual Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[4] 6/20/22-Quarterly	1,529,550	5.00%	$(133,368)	$(90,858)	$(42,510)
IRS Contracts[5]

Reference Obligation/
Termination Date/		Fixed / Floating
Payment Frequency		Interest Rate		Unrealized
(Fixed Rate / Floating Rate)	Notional Amount[2]	Paid (Received)	Value	Appreciation[3]
Centrally Cleared:
3 yr IRS 3/28/20-(Semiannually/
Quarterly)	4,415,000	1.808%/(1.686%)	$28,360	$28,360
5 yr IRS 4/3/22-(Semiannually/
Quarterly)	5,320,000	2.066%/(1.334%)	33,431	33,431
7 yr IRS 6/14/24-(Semiannually/
Quarterly)	4,890,000	1.993%/(1.574%)	86,673	86,673
10 yr IRS 6/27/27-(Semiannually/
Quarterly)	2,120,000	2.117%/(1.686%)	47,982	47,982
30 yr IRS 6/27/47-(Semiannually/
Quarterly)	795,000	2.388%/(1.686%)	26,214	26,214
Total IRS Contracts			$222,660	$222,660

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The notional amounts and foreign currency exchange contracts presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(35,055).

24 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

4Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
JPY – Japanese Yen
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes.

(continues)     NQ-444 [12/17] 2/18 (421350) 25

Notes
Delaware Foundation® Conservative Allocation Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

26 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-444 [12/17] 2/18 (421350) 27

Notes
December 31, 2017 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$1,587,819	$1,535,479	$—	$3,123,298
Consumer Staples	1,078,714	1,261,478	—	2,340,192
Energy	1,378,540	682,669	—	2,061,209
Financials	2,493,214	1,587,777	—	4,080,991
Healthcare	2,516,609	1,232,821	—	3,749,430
Industrials	1,593,093	2,108,836	—	3,701,929
Information Technology	4,006,092	1,445,992	—	5,452,084
Materials	614,036	608,893	—	1,222,929
Real Estate	3,310,524	143,897	—	3,454,421
Telecommunication Services	834,532	356,943	—	1,191,475
Utilities	220,650	59,715	—	280,365
Exchange-Traded Funds	1,175,489	—	—	1,175,489
Agency, Asset-Backed &
Mortgage-Backed Securities	—	20,386,415	—	20,386,415
Corporate Debt	—	19,205,166	—	19,205,166
Foreign Debt	—	202,267	—	202,267
Loan Agreements[1]	—	1,015,774	121,898	1,137,672
Municipal Bonds	—	354,000	—	354,000
US Treasury Obligations	—	3,797,649	—	3,797,649
Preferred Stock[1]	359,950	325,541	—	685,491
Short-Term Investments	—	3,105,823	—	3,105,823
Total Value of Securities	$21,169,262	$59,417,135	$121,898	$80,708,295
Derivatives[2] :
Assets:
Foreign Currency Exchange
Contracts	$—	$37	$—	$37
Futures Contracts	37,934	—	—	37,934
Swap Contracts	—	222,660	—	222,660
Liabilities:
Foreign Currency Exchange
Contracts	—	(6,831)	—	(6,831)
Futures Contracts	(11,089)	—	—	(11,089)
Swap Contracts	—	(42,510)	—	(42,510)
[1] Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	89.29%	10.71%	100.00%
Preferred Stock	52.51%	47.49%	—	100.00%

[2] Foreign Currency Exchange Contracts, Futures Contracts, and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

28 NQ-444 [12/17] 2/18 (421350)

(Unaudited)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)      NQ-444 [12/17] 2/18 (421350) 29

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 55.46%
US Markets – 30.63%
Consumer Discretionary – 2.31%
Amazon.com †	240	$280,673
American Eagle Outfitters	1,375	25,850
Aramark	3,850	164,549
BorgWarner	3,300	168,597
Century Communications =†	25,000	0
Cheesecake Factory	2,160	104,069
Chuy’s Holdings †	2,595	72,790
Cinemark Holdings	2,060	71,729
Comcast Class A	5,460	218,673
Del Frisco’s Restaurant
Group †	4,760	72,590
Dollar General	3,098	288,145
Dollar Tree †	7,000	751,170
Domino’s Pizza	290	54,798
Five Below †	2,050	135,956
Ford Motor	10,410	130,021
Home Depot	1,640	310,829
Jack in the Box	1,060	103,997
Liberty Global Class A †	2,647	94,868
Liberty Global Class C †	11,523	389,938
Liberty Interactive Corp. QVC
Group Class A †	13,560	331,135
Lowe’s	8,400	780,696
Malibu Boats Class A †	3,643	108,306
NIKE Class B	3,020	188,901
Starbucks	3,380	194,113
Steven Madden †	5,690	265,723
Tenneco	2,795	163,619
Tractor Supply	1,360	101,660
TripAdvisor †	6,954	239,635
Walt Disney	2,730	293,502
		6,106,532
Consumer Staples – 1.01%
Archer-Daniels-Midland	17,000	681,360
Casey’s General Stores	920	102,985
CVS Health	9,700	703,250
General Mills	1,700	100,793
J&J Snack Foods	981	148,945
Mondelez International	15,900	680,520
PepsiCo	1,290	154,697
Pinnacle Foods	1,700	101,099
		2,673,649
Energy – 2.08%
Carrizo Oil & Gas †	6,585	140,129
Chevron	8,640	1,081,642
ConocoPhillips	13,700	751,993
EOG Resources	2,170	234,165
Halliburton	20,640	1,008,677
Keane Group †	5,585	106,171
Marathon Oil	45,889	776,901
Occidental Petroleum	12,470	918,540
Pioneer Energy Services †	16,740	51,057
Pioneer Natural Resources	1,060	183,221
SRC Energy †	16,295	138,996
Superior Energy Services †	5,935	57,154
US Silica Holdings	1,200	39,072
		5,487,718
Financials – 3.93%
Aflac	3,200	280,896
Allstate	7,300	764,383
American Equity Investment
Life Holding	3,650	112,165
Bank of New York Mellon	13,000	700,180
BB&T	14,900	740,828
BlackRock	500	256,855
Bryn Mawr Bank	1,455	64,311
Capital One Financial	1,970	196,173
Charles Schwab	8,335	428,169
City Holding	1,316	88,790
CME Group	1,846	269,608
CoBiz Financial	4,485	89,655
Comerica	2,100	182,301
East West Bancorp	2,460	149,642
Essent Group †	4,030	174,983
Evercore Class A	1,660	149,400
FCB Financial Holdings
Class A †	2,105	106,934
First Bancorp (North
Carolina)	2,525	89,158
First Interstate BancSystem	2,035	81,502
Flushing Financial	2,340	64,350
Great Western Bancorp	3,926	156,255
Hope Bancorp	7,455	136,054
Houlihan Lokey	1,920	87,226
Independent Bank	1,310	91,503
Independent Bank Group	1,250	84,500
Infinity Property & Casualty	985	104,410
Intercontinental Exchange	8,683	612,672
Invesco	5,760	210,470
JPMorgan Chase & Co.	4,690	501,549
KeyCorp	11,100	223,887
MainSource Financial Group	2,405	87,326
Marsh & McLennan	8,400	683,676

(continues)     NQ-448 [12/17] 2/18 (421363) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
MGIC Investment †	21,165	$298,638
Old National Bancorp	6,380	111,331
Primerica	1,555	157,910
Prudential Financial	1,390	159,822
Raymond James Financial	1,760	157,168
Reinsurance Group of
America	610	95,117
Selective Insurance Group	2,320	136,184
State Street	1,680	163,985
Sterling Bancorp	6,460	158,916
Stifel Financial	2,520	150,091
Travelers	970	131,571
Umpqua Holdings	7,030	146,224
United Bankshares	2,729	94,833
United Fire Group	1,205	54,924
US Bancorp	3,090	165,562
Validus Holdings	1,620	76,010
WSFS Financial	3,270	156,469
		10,384,566
Healthcare – 4.49%
Abbott Laboratories	16,840	961,059
AbbVie	2,260	218,565
Adamas Pharmaceuticals †	3,460	117,259
Allergan	1,192	194,987
Biogen †	1,475	469,891
Brookdale Senior Living †	18,425	178,723
Cardinal Health	11,200	686,224
Catalent †	3,600	147,888
Celgene †	5,734	598,400
Cigna	1,030	209,183
Clovis Oncology †	2,005	136,340
CONMED	2,970	151,381
CryoLife †	7,277	139,355
DENTSPLY SIRONA	5,667	373,059
DexCom †	2,210	126,832
Edwards Lifesciences †	1,210	136,379
Eli Lilly & Co.	1,710	144,427
Exact Sciences †	2,460	129,248
Express Scripts Holding †	12,570	938,225
HealthSouth	2,990	147,736
Illumina †	703	153,598
IQVIA Holdings †	4,091	400,509
Johnson & Johnson	7,410	1,035,325
Ligand Pharmaceuticals
Class B †	1,040	142,407
Medicines †	3,695	101,021
Merck & Co.	14,770	831,108
Merit Medical Systems †	4,060	175,392
Natera †	5,813	52,259
NuVasive †	1,280	74,867
Pfizer	19,722	714,331
Prestige Brands Holdings †	2,893	128,478
Quest Diagnostics	6,800	669,732
Quidel †	4,335	187,922
Repligen †	3,450	125,166
Retrophin †	4,965	104,613
Spark Therapeutics †	330	16,969
Spectrum Pharmaceuticals †	1,760	33,352
TESARO †	690	57,180
Thermo Fisher Scientific	950	180,386
Vanda Pharmaceuticals †	8,280	125,856
Vertex Pharmaceuticals †	920	137,871
West Pharmaceutical Services	940	92,750
Wright Medical Group †	5,625	124,875
		11,871,128
Industrials – 2.82%
AAON	3,371	123,716
ABM Industries	4,115	155,218
Applied Industrial
Technologies	2,255	153,565
Barnes Group	3,093	195,694
Casella Waste Systems †	5,906	135,956
Columbus McKinnon	4,268	170,635
Continental Building
Products †	7,905	222,526
Eaton	1,600	126,416
ESCO Technologies	2,099	126,465
Federal Signal	5,350	107,481
FedEx	1,855	462,897
Granite Construction	2,348	148,934
Hawaiian Holdings	695	27,696
Honeywell International	920	141,091
Ingersoll-Rand	930	82,947
Kadant	1,842	184,937
KeyW Holding †	4,210	24,713
Kforce	6,020	152,005
KLX †	2,100	143,325
Knight-Swift Transportation
Holdings	3,030	132,472
Lockheed Martin	430	138,051
MYR Group †	3,845	137,382
Navigant Consulting †	4,905	95,206
Nielsen Holdings	2,320	84,448
Northrop Grumman	2,500	767,275

2 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
On Assignment †	1,940	$124,684
Oshkosh	1,210	109,977
Parker-Hannifin	1,260	251,471
Raytheon	3,800	713,830
Rockwell Automation	310	60,869
Rockwell Collins	940	127,483
Southwest Airlines	1,410	92,285
Tetra Tech	2,925	140,839
Union Pacific	2,090	280,269
United Technologies	2,090	266,621
US Ecology	3,025	154,275
WageWorks †	2,592	160,704
Waste Management	8,600	742,180
		7,466,538
Information Technology – 5.86%
Accenture Class A	1,270	194,424
Adobe Systems †	850	148,954
Alphabet Class A †	981	1,033,385
Alphabet Class C †	220	230,208
Altaba †	3,900	272,415
Analog Devices	1,080	96,152
Anixter International †	1,725	131,100
Apple	3,455	584,690
Applied Materials	4,844	247,625
Arista Networks †	1,117	263,143
Belden	1,355	104,565
Broadcom	940	241,486
Brooks Automation	4,345	103,628
CA	20,145	670,426
Callidus Software †	8,440	241,806
Cisco Systems	24,720	946,776
Convergys	6,930	162,855
eBay †	11,289	426,047
Electronic Arts †	2,848	299,211
ExlService Holdings †	2,390	144,237
Facebook Class A †	5,286	932,768
GrubHub †	3,090	221,862
II-VI †	2,780	130,521
Intel	22,920	1,057,987
j2 Global	1,895	142,182
MACOM Technology Solutions
Holdings †	2,495	81,187
Mastercard Class A	3,984	603,018
MaxLinear Class A †	6,305	166,578
Microsoft	14,461	1,236,994
NETGEAR †	2,505	147,169
Oracle	14,400	680,832
Paycom Software †	1,230	98,806
PayPal Holdings †	11,704	861,648
Plantronics	2,080	104,790
Proofpoint †	2,350	208,703
PTC †	1,450	88,117
Q2 Holdings †	3,260	120,131
salesforce.com †	1,650	168,679
Semtech †	3,990	136,458
Silicon Laboratories †	1,165	102,869
SS&C Technologies Holdings	2,570	104,034
Symantec	10,441	292,974
Take-Two Interactive
Software †	3,350	367,763
Tyler Technologies †	870	154,033
Visa Class A	6,365	725,737
		15,478,973
Materials – 0.88%
Axalta Coating Systems †	2,390	77,340
Balchem	1,010	81,406
Boise Cascade	4,190	167,181
DowDuPont	9,912	705,933
Eastman Chemical	2,280	211,219
Kaiser Aluminum	1,500	160,275
Minerals Technologies	2,565	176,600
Neenah	2,430	220,279
Quaker Chemical	1,080	162,853
Venator Materials †	2,110	46,673
WestRock	2,764	174,712
Worthington Industries	3,195	140,772
		2,325,243
Real Estate – 6.12%
American Tower	2,120	302,460
Apartment Investment &
Management	4,600	201,066
Armada Hoffler Properties	3,715	57,694
AvalonBay Communities	3,400	606,594
Boston Properties	4,250	552,627
Brandywine Realty Trust	31,600	574,804
Brixmor Property Group	5,380	100,391
Camden Property Trust	700	64,442
Cousins Properties	8,825	81,631
Crown Castle International	4,808	533,736
DCT Industrial Trust	5,018	294,958
DDR	16,175	144,928
Douglas Emmett	8,950	367,487
EastGroup Properties	1,320	116,662
Empire State Realty Trust	2,875	59,024

(continues)     NQ-448 [12/17] 2/18 (421363) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Equinix	539	$244,286
Equity LifeStyle Properties	2,475	220,325
Equity Residential	18,570	1,184,209
Essex Property Trust	1,850	446,535
Extra Space Storage	2,300	201,135
Federal Realty Investment
Trust	1,200	159,372
First Industrial Realty Trust	15,265	480,390
GGP	20,625	482,419
Gramercy Property Trust	6,360	169,558
Highwoods Properties	4,925	250,732
Host Hotels & Resorts	24,665	489,600
JBG SMITH Properties	2,462	85,505
Kilroy Realty	3,025	225,816
Kimco Realty	10,825	196,474
Kite Realty Group Trust	8,337	163,405
LaSalle Hotel Properties	6,845	192,139
Lexington Realty Trust	10,575	102,049
Life Storage	1,100	97,977
Macerich	2,725	178,978
Mack-Cali Realty	5,830	125,695
Mid-America Apartment
Communities	2,296	230,886
National Retail Properties	3,800	163,894
Omega Healthcare Investors	3,300	90,882
Pebblebrook Hotel Trust	7,815	290,484
Prologis	12,200	787,022
PS Business Parks	1,350	168,871
Public Storage	2,475	517,275
Ramco-Gershenson Properties
Trust	18,675	275,083
Regency Centers	6,548	452,991
RLJ Lodging Trust	5,250	115,343
Simon Property Group	7,400	1,270,876
SL Green Realty	3,625	365,871
Spirit Realty Capital	13,300	114,114
Tanger Factory Outlet Centers	5,175	137,189
Taubman Centers	1,225	80,152
UDR	7,975	307,197
Urban Edge Properties	2,300	58,627
Ventas	7,400	444,074
Vornado Realty Trust	4,925	385,037
Welltower	2,625	167,396
		16,178,367
Telecommunication Services – 0.74%
AT&T	28,450	1,106,136
ATN International	2,140	118,256
Verizon Communications	13,800	730,434
		1,954,826
Utilities – 0.39%
Edison International	8,400	531,216
NorthWestern	3,200	191,040
South Jersey Industries	4,420	138,037
Spire	2,300	172,845
		1,033,138
Total US Markets
(cost $51,192,146)		80,960,678
Developed Markets – 17.02%§
Consumer Discretionary – 2.72%
Bandai Namco Holdings	3,800	124,031
Bayerische Motoren Werke	6,620	686,376
Cie Generale des
Etablissements Michelin	940	134,472
Denso	3,400	203,690
Donaco International	206,000	57,863
Industria de Diseno Textil	4,480	155,778
Kering	1,517	714,093
Luxottica Group	2,100	128,882
LVMH Moet Hennessy Louis
Vuitton	1,065	312,583
Nitori Holdings	1,948	277,248
Oriental Land	2,300	209,253
Publicis Groupe	3,438	233,053
Sekisui Chemical	8,900	178,181
Sodexo	1,135	152,157
Stanley Electric	4,800	194,220
Techtronic Industries	139,500	907,508
Toyota Motor	14,689	936,130
USS	6,100	128,995
Valeo	5,392	401,655
WPP	7,400	133,686
Yue Yuen Industrial Holdings	231,500	908,951
		7,178,805
Consumer Staples – 2.25%
Aeon	6,700	113,013
Anheuser-Busch InBev	1,350	150,716
Asahi Group Holdings	2,700	133,973
British American Tobacco	3,485	235,582
Carlsberg Class B	5,991	718,550
Chocoladefabriken Lindt &
Spruengli	25	152,650
Coca-Cola Amatil	18,795	124,514
Coca-Cola European Partners	3,470	138,331

4 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
Diageo	4,700	$172,275
Essity Class B †	5,450	154,878
Imperial Brands	14,095	601,217
Japan Tobacco	23,400	753,553
Jeronimo Martins	5,230	101,627
Koninklijke Ahold Delhaize	7,302	160,520
L’Oreal	1,230	272,544
Matsumotokiyoshi Holdings	4,600	188,973
Nestle	5,470	470,290
Reckitt Benckiser Group
(United Kingdom)	1,290	120,349
Sundrug	2,800	129,882
Suntory Beverage & Food	2,800	124,516
Tate & Lyle	15,200	144,073
Treasury Wine Estates	11,000	136,499
Unilever	2,820	156,414
Unilever CVA	3,800	213,951
WH Group 144A #	137,500	155,225
Woolworths Group	5,970	126,840
		5,950,955
Energy – 0.57%
Caltex Australia	4,505	119,343
Galp Energia	8,200	150,657
Neste	2,000	128,022
Suncor Energy	13,800	506,659
TOTAL	10,644	587,548
		1,492,229
Financials – 2.39%
AIA Group	41,800	355,536
AXA	27,577	817,196
Banco Espirito Santo
Class R =†	285,000	0
Bank Leumi Le-Israel	28,800	173,353
DBS Group Holdings	9,400	173,865
ING Groep	42,404	778,399
Investec	20,000	144,005
Mediobanca	13,600	154,098
Mitsubishi UFJ Financial
Group	154,773	1,126,432
Nomura Holdings	32,300	189,335
Nordea Bank	75,002	908,121
Prudential	8,300	212,566
Standard Chartered †	65,796	690,962
UniCredit †	31,791	593,037
		6,316,905
Healthcare – 2.22%
Astellas Pharma	15,100	191,819
Bayer	2,330	289,533
Fresenius SE & Co.	2,600	202,207
Indivior †	27,900	153,214
Koninklijke Philips	26,592	1,004,079
Lonza Group †	500	134,853
Merck	860	92,310
Novartis	9,942	836,644
Novo Nordisk Class B	6,550	351,967
Orion Class B	1,680	62,639
Roche Holding	2,000	505,711
Sanofi	8,950	770,523
Shire	19,738	1,022,845
Smith & Nephew	8,130	140,674
Sumitomo Dainippon Pharma	7,100	105,103
		5,864,121
Industrials – 3.70%
ABB	6,950	186,151
ANDRITZ	2,275	128,371
Ashtead Group	6,220	166,830
Brenntag	2,850	179,674
Cie de Saint-Gobain	2,940	161,807
Deutsche Post	24,947	1,185,820
East Japan Railway	8,041	784,144
Eiffage	1,070	117,102
Elbit Systems	710	94,843
Fraport Frankfurt Airport
Services Worldwide	1,500	164,758
Fuji Electric	19,000	142,735
ITOCHU	70,349	1,311,412
Japan Airlines	4,200	164,093
Leonardo	23,136	274,930
Meggitt	73,916	479,963
MINEBEA MITSUMI	29,000	604,858
Mitsubishi Electric	8,500	140,867
Qantas Airways	27,400	107,437
Rexel	15,682	283,953
Rolls-Royce Holdings †	9,850	112,416
Safran	1,820	187,725
Schneider Electric †	1,890	160,235
Teleperformance	5,178	741,230
Tokyu	11,900	189,687
Vestas Wind Systems	1,380	95,358
Vinci	11,675	1,191,920
Volvo Class B	10,400	193,668
Wolters Kluwer	2,755	143,617

(continues)     NQ-448 [12/17] 2/18 (421363) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Yamato Holdings	4,600	$92,347
		9,787,951
Information Technology – 1.28%
Amadeus IT Group	2,160	155,439
ASM Pacific Technology	11,700	162,315
ASML Holding (New York
Shares)	1,431	248,736
Atos	1,200	174,468
CGI Group Class A †	9,904	538,141
Computershare	15,000	190,046
Fujitsu	19,000	134,701
Infineon Technologies	6,410	174,571
InterXion Holding †	2,420	142,611
Nice	1,680	153,512
Playtech	50,673	588,096
SAP	2,005	224,310
Seiko Epson	7,500	176,561
Tokyo Electron	900	162,351
Trend Micro †	2,800	158,489
		3,384,347
Materials – 1.07%
Akzo Nobel	1,880	164,961
Alamos Gold	24,771	161,396
Anglo American	8,450	175,751
Anglo American ADR	8,700	90,045
Bluescope Steel	10,350	123,274
Covestro 144A #	1,605	165,261
CRH	4,750	170,957
Daicel	9,800	111,213
Givaudan	84	194,034
Johnson Matthey	2,702	111,966
Kuraray	8,100	152,506
Norsk Hydro	17,800	134,938
Rio Tinto	10,882	570,844
Shin-Etsu Chemical	2,400	243,175
South32	56,200	152,333
Yamana Gold	33,883	105,665
		2,828,319
Real Estate – 0.20%
Azrieli Group	1,900	106,181
Daito Trust Construction	900	183,358
Klepierre	3,000	131,863
Mirvac Group	64,750	118,415
		539,817
Telecommunication Services – 0.52%
Nippon Telegraph &
Telephone	14,986	704,553
Tele2 Class B	23,527	289,147
Telenor	5,970	127,799
Vodafone Group	80,800	255,408
		1,376,907
Utilities – 0.10%
National Grid	11,303	133,246
Tokyo Gas	6,200	141,660
		274,906
Total Developed Markets
(cost $31,318,200)		44,995,262
Emerging Markets X – 7.81%
Consumer Discretionary – 0.60%
Arcos Dorados Holdings
Class A †	19,500	201,825
Astra International	340,400	207,927
B2W Cia Digital †	101,944	630,024
Ctrip.com International ADR †	3,300	145,530
Grupo Televisa ADR	9,250	172,697
Hyundai Motor	796	115,847
Woolworths Holdings	23,228	122,612
		1,596,462
Consumer Staples – 0.95%
Atacadao Distribuicao
Comercio e Industria †	16,400	75,397
BRF ADR †	12,660	142,552
China Mengniu Dairy	74,000	219,820
Cia Brasileira de Distribuicao
ADR	6,900	162,633
Cia Cervecerias Unidas ADR	5,900	174,522
Coca-Cola Femsa ADR	5,600	389,872
Fomento Economico
Mexicano ADR	3,125	293,437
Lotte Chilsung Beverage	89	110,486
Lotte Confectionery †	367	50,051
Tingyi Cayman Islands
Holding	157,816	307,033
Uni-President China Holdings	309,000	258,141
Wal-Mart de Mexico	44,372	108,817
X5 Retail Group GDR †	5,501	207,773
		2,500,534
Energy – 1.10%
China Petroleum & Chemical	198,850	145,644
Gazprom PJSC ADR	55,537	244,135
LUKOIL PJSC ADR	4,500	259,425

6 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Energy (continued)
Petroleo Brasileiro ADR †	22,200	$228,438
PTT	16,791	225,666
Reliance Industries GDR
144A #	59,018	1,675,477
Rosneft Oil PJSC GDR	27,910	138,876
		2,917,661
Financials – 1.07%
Akbank Turk	108,919	282,666
Banco Bradesco ADR	23,540	241,050
Banco Santander Brasil ADR	8,100	78,327
Grupo Financiero Banorte	19,600	107,587
Grupo Financiero Santander
Mexico Class B ADR	18,600	135,966
ICICI Bank ADR	38,390	373,535
Industrial & Commercial Bank
of China	114,000	91,386
Itau Unibanco Holding ADR	27,040	351,520
KB Financial Group ADR †	4,489	262,651
Ping An Insurance Group Co.
of China	17,500	181,511
Samsung Life Insurance	2,564	297,457
Sberbank of Russia PJSC	98,223	383,858
ZhongAn Online P&C
Insurance Class H 144A #†	3,400	30,035
		2,817,549
Healthcare – 0.05%
Hypermarcas	12,100	131,320
		131,320
Industrials – 0.14%
Gol Linhas Aereas Inteligentes
ADR †	12,550	109,938
Lotte †	3,315	202,159
Rumo †	6,506	25,439
Santos Brasil Participacoes †	32,500	33,214
		370,750
Information Technology – 2.62%
Alibaba Group Holding ADR †	5,000	862,150
Baidu ADR †	1,525	357,170
Hon Hai Precision Industry	73,978	235,220
Mail.Ru Group GDR †	2,614	75,044
MediaTek	43,000	422,681
NAVER	137	111,296
Netmarble Games 144A #†	201	35,309
Samsung Electronics	561	1,332,886
Samsung SDI	934	178,063
SINA †	5,800	581,798
SK Hynix	2,822	200,436
Sohu.com †	9,500	411,825
Taiwan Semiconductor
Manufacturing	61,069	467,610
Taiwan Semiconductor
Manufacturing ADR	4,000	158,600
Tencent Holdings	23,000	1,190,433
Weibo ADR †	1,060	109,668
WNS Holdings ADR †	4,545	182,391
		6,912,580
Materials – 0.28%
Cemex ADR †	10,426	78,195
CEMEX Latam Holdings †	10,013	36,906
Cia de Minas Buenaventura
ADR	9,400	132,352
Impala Platinum Holdings †	5,403	14,170
UltraTech Cement	5,021	339,456
Vedanta	25,954	133,703
		734,782
Real Estate – 0.09%
Etalon Group GDR 144A #	16,400	49,200
IRSA Inversiones y
Representaciones ADR	4,500	133,200
UEM Sunrise †	258,519	66,307
		248,707
Telecommunication Services – 0.91%
America Movil Class L ADR	12,620	216,433
China Mobile	25,421	257,058
LG Uplus	8,918	116,624
Mobile TeleSystems PJSC ADR	7,600	77,444
SK Telecom ADR	31,200	870,792
Telefonica Brasil ADR	20,405	302,606
TIM Participacoes ADR	16,900	326,339
Turkcell Iletisim Hizmetleri	11,149	45,460
Turkcell Iletisim Hizmetleri
ADR	12,450	126,990
VEON ADR	15,392	59,105
		2,398,851
Total Emerging Markets
(cost $14,419,679)		20,629,196

Total Common Stock
(cost $96,930,025)		146,585,136

(continues)     NQ-448 [12/17] 2/18 (421363) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Exchange-Traded Funds – 2.32%
iShares MSCI EAFE ETF	675	$47,459
iShares MSCI EAFE Growth
ETF	3,310	267,249
iShares Russell 1000 Growth
ETF	33,100	4,457,908
Vanguard FTSE Developed
Markets ETF	1,010	45,309
Vanguard Mega Cap Growth
ETF	5,850	651,281
Vanguard Russell 1000
Growth ETF	4,825	665,995
Total Exchange-Traded
Funds (cost $5,000,993)		6,135,201

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.747% 9/26/33 ϕ	45,433	49,678
Fannie Mae REMIC Trust
Series 2002-W11 AV1
1.892% (LIBOR01M +
0.34%) 11/25/32 ●	2,354	2,303
Total Agency Asset-Backed
Securities (cost $47,421)		51,981

Agency Collateralized Mortgage Obligations – 7.92%
Fannie Mae Grantor Trust
Series 2002-T1 A2
7.00% 11/25/31	22,092	25,783
Fannie Mae Interest Strip
Series 419 C3
3.00% 11/25/43 Σ	68,167	13,417
Fannie Mae REMIC Trust
Series 2002-W1 2A
7.50% 2/25/42 ●	11,339	12,626
Fannie Mae REMICs
Series 2008-15 SB
5.048% (6.60% minus
LIBOR01M, Cap 6.60%,
Floor 0.00%) 8/25/36 Σ●	19,394	3,513
Series 2010-96 DC
4.00% 9/25/25	2,037	2,162
Series 2010-129 SM
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/40 Σ●	106,846	15,441
Series 2011-101 EI
3.50% 10/25/26 Σ	24,207	2,316
Series 2012-51 SA 4.948%
(6.50% minus LIBOR01M,
Cap 6.50%, Floor 0.00%)
5/25/42 Σ●	50,331	11,903
Series 2012-98 KI
3.50% 7/25/27 Σ	70,791	6,933
Series 2012-98 MI
3.00% 8/25/31 Σ	152,125	17,102
Series 2012-99 AI
3.50% 5/25/39 Σ	366,728	37,391
Series 2012-118 AI
3.50% 11/25/37 Σ	713,983	76,366
Series 2012-120 WI
3.00% 11/25/27 Σ	41,132	4,002
Series 2012-121 ID
3.00% 11/25/27 Σ	145,375	14,462
Series 2012-122 SD
4.548% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 11/25/42 Σ●	69,549	13,275
Series 2012-125 MI
3.50% 11/25/42 Σ	323,651	68,123
Series 2012-126 PI
3.50% 7/25/42 Σ	79,253	10,299
Series 2012-137 QI
3.00% 12/25/27 Σ	331,571	34,168
Series 2012-137 WI
3.50% 12/25/32 Σ	59,955	9,811
Series 2012-139 NS
5.148% (6.70% minus
LIBOR01M, Cap 6.70%,
Floor 0.00%) 12/25/42 Σ●	332,773	76,650
Series 2013-2 DA
2.00% 11/25/42	5,977	5,447
Series 2013-4 PL
2.00% 2/25/43	18,000	15,134
Series 2013-7 EI
3.00% 10/25/40 Σ	4,336,420	581,737
Series 2013-7 GP
2.50% 2/25/43	16,000	14,811
Series 2013-26 HI
3.00% 4/25/32 Σ	47,908	3,934
Series 2013-26 ID
3.00% 4/25/33 Σ	163,737	23,460
Series 2013-38 AI
3.00% 4/25/33 Σ	156,100	22,213
Series 2013-43 IX
4.00% 5/25/43 Σ	455,307	108,110
Series 2013-44 DI
3.00% 5/25/33 Σ	493,490	70,995

8 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-45 PI
3.00% 5/25/33 Σ	311,455	$44,453
Series 2013-51 PI
3.00% 11/25/32 Σ	499,366	59,727
Series 2013-55 AI
3.00% 6/25/33 Σ	190,777	27,672
Series 2013-59 PY
2.50% 6/25/43	70,000	64,730
Series 2013-62 PY
2.50% 6/25/43	70,000	64,181
Series 2013-64 KI
3.00% 2/25/33 Σ	1,021,373	140,010
Series 2013-69 IJ
3.00% 7/25/33 Σ	54,885	7,698
Series 2013-69 IO
3.00% 11/25/31 Σ	50,581	4,938
Series 2013-71 ZA
3.50% 7/25/43	69,048	70,407
Series 2013-75 JI
3.00% 9/25/32 Σ	176,985	22,716
Series 2013-92 SA 4.398%
(5.95% minus LIBOR01M,
Cap 5.95%, Floor 0.00%)
9/25/43 Σ●	69,065	13,580
Series 2014-25 DI
3.50% 8/25/32 Σ	69,931	8,233
Series 2014-36 ZE
3.00% 6/25/44	105,767	99,059
Series 2014-46 IK
3.00% 9/25/40 Σ	69,893	8,289
Series 2014-63 KI
3.50% 11/25/33 Σ	84,459	10,239
Series 2014-68 BS
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 11/25/44 Σ●	211,244	39,817
Series 2014-90 SA
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/25/45 Σ●	171,514	32,183
Series 2014-94 AI
3.00% 10/25/32 Σ	116,499	10,560
Series 2015-11 BI
3.00% 1/25/33 Σ	121,770	13,051
Series 2015-40 GZ
3.50% 5/25/45	26,268	25,809
Series 2015-43 PZ
3.50% 6/25/45	10,945	11,216
Series 2015-44 Z
3.00% 9/25/43	180,782	175,652
Series 2015-66 ID
3.50% 5/25/42 Σ	80,084	12,540
Series 2015-71 PI
4.00% 3/25/43 Σ	906,982	148,357
Series 2015-87 TI
3.50% 11/25/35 Σ	68,559	10,641
Series 2015-95 SH
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/46 Σ●	154,152	33,751
Series 2016-2 HI
3.00% 12/25/41 Σ	282,454	39,228
Series 2016-17 BI
4.00% 2/25/43 Σ	1,547,921	260,104
Series 2016-33 DI
3.50% 6/25/36 Σ	75,416	11,154
Series 2016-33 EL
3.00% 6/25/46	309,000	292,377
Series 2016-54 PI
3.00% 2/25/44 Σ	301,436	35,769
Series 2016-60 LI
3.00% 9/25/46 Σ	90,790	13,827
Series 2016-61 ML
3.00% 9/25/46	13,000	12,613
Series 2016-62 IC
3.00% 3/25/43 Σ	95,760	10,592
Series 2016-62 SA
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 9/25/46 Σ●	253,455	56,764
Series 2016-72 AZ
3.00% 10/25/46	285,495	267,644
Series 2016-74 GS 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
10/25/46 Σ●	2,262,731	538,857
Series 2016-74 IH
3.50% 11/25/45 Σ	92,417	16,815
Series 2016-80 BZ
3.00% 11/25/46	377,985	344,683
Series 2016-80 CZ
3.00% 11/25/46	330,348	301,629
Series 2016-80 JZ
3.00% 11/25/46	34,174	32,146
Series 2016-90 CI
3.00% 2/25/45 Σ	2,133,351	309,483
Series 2016-95 IO
3.00% 12/25/46 Σ	3,481,924	606,645

(continues)     NQ-448 [12/17] 2/18 (421363) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-95 US 4.448%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
12/25/46 Σ●	3,344,660	$658,534
Series 2016-99 DI
3.50% 1/25/46 Σ	93,823	15,456
Series 2016-99 TI
3.50% 3/25/36 Σ	143,478	20,467
Series 2016-101 ZP
3.50% 1/25/47	23,818	23,183
Series 2016-105 SA
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/47 Σ●	86,151	18,709
Series 2017-6 NI
3.50% 3/25/46 Σ	216,357	35,209
Series 2017-8 BZ
3.00% 2/25/47	5,139	4,763
Series 2017-16 SM
4.498% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 3/25/47 Σ●	212,708	44,254
Series 2017-16 YT
3.00% 7/25/46	70,000	69,718
Series 2017-17 LI
3.00% 4/25/37 Σ	89,352	8,013
Series 2017-24 AI
3.00% 8/25/46 Σ	176,990	27,322
Series 2017-25 BL
3.00% 4/25/47	5,000	4,764
Series 2017-26 VZ
3.00% 4/25/47	22,500	21,227
Series 2017-27 EM
3.00% 4/25/47	28,000	26,702
Series 2017-28 Z
3.50% 4/25/47	27,717	28,093
Series 2017-40 GZ
3.50% 5/25/47	9,212	9,370
Series 2017-40 IG
3.50% 3/25/43 Σ	95,543	15,255
Series 2017-45 IJ
3.00% 11/25/46 Σ	130,959	22,900
Series 2017-46 BI
3.00% 4/25/47 Σ	89,800	13,435
Series 2017-46 JI
3.50% 1/25/43 Σ	89,211	11,286
Series 2017-55 HY
3.00% 7/25/47	109,000	103,501
Series 2017-59 KI
3.00% 3/25/47 Σ	253,299	34,307
Series 2017-61 SB 4.598%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
8/25/47 Σ●	3,613,320	792,585
Series 2017-61 TB
3.00% 8/25/44	7,000	6,737
Series 2017-66 QY
3.00% 9/25/43	21,000	20,807
Series 2017-67 BZ
3.00% 9/25/47	4,040	3,756
Series 2017-94 CZ
3.50% 11/25/47	8,047	8,010
Series 2017-96 EZ
3.50% 12/25/47	13,038	12,949
Freddie Mac REMICs
Series 2708 ZD
5.50% 11/15/33	18,924	21,084
Series 3939 EI
3.00% 3/15/26 Σ	325,505	21,392
Series 4050 EI
4.00% 2/15/39 Σ	35,402	3,951
Series 4065 DE
3.00% 6/15/32	30,000	30,279
Series 4088 PI
3.00% 12/15/40 Σ	109,287	12,483
Series 4092 AI
3.00% 9/15/31 Σ	84,896	9,362
Series 4100 EI
3.00% 8/15/27 Σ	154,016	15,029
Series 4109 AI
3.00% 7/15/31 Σ	282,308	32,314
Series 4120 IK
3.00% 10/15/32 Σ	234,219	32,025
Series 4136 EZ
3.00% 11/15/42	32,969	32,711
Series 4146 IA
3.50% 12/15/32 Σ	119,876	18,905
Series 4152 GW
2.50% 1/15/43	9,000	8,276
Series 4159 KS
4.673% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/15/43 Σ●	55,164	11,975
Series 4161 IM
3.50% 2/15/43 Σ	103,855	23,011
Series 4181 DI
2.50% 3/15/33 Σ	77,908	9,744
Series 4184 GS
4.643% (6.12% minus
LIBOR01M, Cap 6.12%,
Floor 0.00%) 3/15/43 Σ●	132,879	28,352

10 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4185 LI
3.00% 3/15/33 Σ	122,926	$17,604
Series 4186 IE
3.00% 3/15/33 Σ	2,784,594	407,261
Series 4191 CI
3.00% 4/15/33 Σ	59,026	8,484
Series 4197 LZ
4.00% 4/15/43	25,302	26,912
Series 4206 DZ
3.00% 5/15/33	77,893	77,903
Series 4210 Z
3.00% 5/15/43	39,320	36,649
Series 4216 KI
3.50% 6/15/28 Σ	40,375	4,147
Series 4223 HI
3.00% 4/15/30 Σ	670,764	54,593
Series 4342 CI
3.00% 11/15/33 Σ	57,159	7,053
Series 4366 DI
3.50% 5/15/33 Σ	359,607	48,445
Series 4433 DI
3.00% 8/15/32 Σ	1,328,491	140,249
Series 4435 DY
3.00% 2/15/35	142,000	142,016
Series 4448 TS 1.931%
5/15/40 Σ●	98,310	5,889
Series 4464 DA
2.50% 1/15/43	4,609	4,367
Series 4476 GI
3.00% 6/15/41 Σ	318,482	37,767
Series 4487 ZC
3.50% 6/15/45	566,587	585,995
Series 4493 HI
3.00% 6/15/41 Σ	67,630	8,693
Series 4518 CI
3.50% 6/15/42 Σ	890,070	107,842
Series 4527 CI
3.50% 2/15/44 Σ	69,685	11,837
Series 4567 LI
4.00% 8/15/45 Σ	1,476,255	279,096
Series 4574 AI
3.00% 4/15/31 Σ	576,309	71,442
Series 4581 LI
3.00% 5/15/36 Σ	77,114	10,788
Series 4594 SG
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 6/15/46 Σ●	87,891	20,052
Series 4614 HB
2.50% 9/15/46	72,000	66,443
Series 4615 GW
2.50% 4/15/41	4,000	3,780
Series 4618 SA 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
9/15/46 Σ●	94,703	21,896
Series 4623 IY
4.00% 10/15/46 Σ	93,680	20,484
Series 4623 LZ
2.50% 10/15/46	272,835	238,994
Series 4623 MW
2.50% 10/15/46	510,000	476,769
Series 4623 WI
4.00% 8/15/44 Σ	282,151	53,958
Series 4629 KB
3.00% 11/15/46	270,000	262,975
Series 4643 QI
3.50% 9/15/45 Σ	481,339	84,671
Series 4648 ND
3.00% 9/15/46	28,000	27,067
Series 4648 SA 4.523%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
1/15/47 Σ●	4,049,544	866,039
Series 4650 JE
3.00% 7/15/46	25,000	24,125
Series 4656 HI
3.50% 5/15/42 Σ	149,447	20,198
Series 4657 NW
3.00% 4/15/45	27,000	26,884
Series 4660 GI
3.00% 8/15/43 Σ	164,239	26,750
Series 4681 WI 1.566%
8/15/33 Σ●	110,178	7,380
Series 4710 CI
3.50% 12/15/43 Σ	93,745	13,753
Freddie Mac Strips
Series 267 S5
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/15/42 Σ●	156,869	30,456
Series 290 IO
3.50% 11/15/32 Σ	56,391	9,220
Series 299 S1
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/15/43 Σ●	121,195	22,681
Series 326 S2
4.473% (5.95% minus
LIBOR01M, Cap 5.95%,
Floor 0.00%) 3/15/44 Σ●	196,617	37,765

(continues)     NQ-448 [12/17] 2/18 (421363) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 350 S5 1.747%
9/15/40 Σ●	122,198	$6,233
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
4.352% (LIBOR01M +
2.80%) 5/25/28 ●	169,648	175,416
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	317,978
Series 2012-108 PB
2.75% 9/16/42	10,000	9,568
Series 2012-136 MX
2.00% 11/20/42	540,000	476,689
Series 2013-88 LZ
2.50% 6/16/43	109,656	98,776
Series 2013-113 AZ
3.00% 8/20/43	189,015	183,716
Series 2013-113 LY
3.00% 5/20/43	312,000	312,618
Series 2013-182 CZ
2.50% 12/20/43	8,840	8,179
Series 2014-12 ZB
3.00% 1/16/44	13,494	13,115
Series 2015-36 PI
3.50% 8/16/41 Σ	104,063	14,088
Series 2015-64 GZ
2.00% 5/20/45	75,815	63,533
Series 2015-74 CI
3.00% 10/16/39 Σ	67,833	8,858
Series 2015-82 GI
3.50% 12/20/38 Σ	217,756	20,328
Series 2015-133 AL
3.00% 5/20/45	188,000	190,203
Series 2015-142 AI
4.00% 2/20/44 Σ	53,192	6,774
Series 2016-5 GL
3.00% 7/20/45	315,000	312,765
Series 2016-46 DZ
3.00% 4/20/46	27,331	25,773
Series 2016-83 MB
3.00% 10/20/45	9,000	9,069
Series 2016-89 QS 4.549%
(6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%)
7/20/46 Σ●	89,166	20,790
Series 2016-101 QL
3.00% 7/20/46	808,000	789,219
Series 2016-103 DY
2.50% 8/20/46	155,000	139,455
Series 2016-108 YL
3.00% 8/20/46	2,031,650	1,935,211
Series 2016-111 PB
2.50% 8/20/46	67,000	61,418
Series 2016-118 DI
3.50% 3/20/43 Σ	90,173	13,858
Series 2016-126 NS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 Σ●	91,024	21,271
Series 2016-134 MW
3.00% 10/20/46	810,000	824,751
Series 2016-135 Z
3.00% 10/20/46	12,427	11,699
Series 2016-146 KS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 10/20/46 Σ●	87,622	20,010
Series 2016-147 ST
4.549% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 10/20/46 Σ●	92,497	20,517
Series 2016-149 GI
4.00% 11/20/46 Σ	211,614	47,677
Series 2016-160 VZ
2.50% 11/20/46	33,905	29,220
Series 2016-171 IP
3.00% 3/20/46 Σ	275,057	43,030
Series 2017-4 BW
3.00% 1/20/47	28,000	27,801
Series 2017-10 IB
4.00% 1/20/47 Σ	85,324	17,961
Series 2017-25 CZ
3.50% 2/20/47	12,355	12,575
Series 2017-25 WZ
3.00% 2/20/47	1,184,202	1,153,347
Series 2017-34 AZ
3.00% 1/20/47	582,954	542,212
Series 2017-34 DY
3.50% 3/20/47	36,000	35,687
Series 2017-36 ZC
3.00% 3/20/47	42,955	40,299
Series 2017-52 LE
3.00% 1/16/47	131,000	127,015
Series 2017-68 SB 4.649%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
5/20/47 Σ●	124,359	22,590
Series 2017-101 HD
3.00% 1/20/47	21,000	20,430

12 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-101 ND
3.00% 1/20/47	21,000	$20,399
Series 2017-107 T
3.00% 1/20/47	15,000	15,024
Series 2017-113 LB
3.00% 7/20/47	15,000	14,408
Series 2017-116 ZL
3.00% 6/20/47	11,138	10,463
Series 2017-117 C
3.00% 8/20/47	31,000	29,464
Series 2017-117 GI
3.00% 3/20/47 Σ	142,150	22,113
Series 2017-121 CW
3.00% 8/20/47	13,000	12,461
Series 2017-121 IC
3.00% 12/20/45 Σ	147,885	23,935
Series 2017-121 IL
3.00% 2/20/42 Σ	215,544	27,785
Series 2017-134 SD
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 9/20/47 Σ●	99,249	22,304
Series 2017-137 CZ
3.00% 9/20/47	33,248	31,116
Series 2017-144 MZ
2.50% 9/20/47	16,100	13,578
Series 2017-156 LP
2.50% 10/20/47	29,000	25,821
Total Agency Collateralized
Mortgage Obligations
(cost $20,813,637)		20,941,593

Agency Commercial Mortgage-Backed Securities – 0.42%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ◆●	110,000	112,298
FREMF Mortgage Trust
Series 2011-K11 B 144A
4.424% 12/25/48 #●	350,000	364,132
Series 2011-K14 B 144A
5.167% 2/25/47 #●	45,000	48,380
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,646
Series 2012-K22 B 144A
3.686% 8/25/45 #●	95,000	97,063
Series 2012-K708 B 144A
3.75% 2/25/45 #●	95,000	96,064
Series 2013-K32 B 144A
3.537% 10/25/46 #●	45,000	46,102
Series 2013-K33 B 144A
3.501% 8/25/46 #●	80,000	80,603
Series 2013-K712 B 144A
3.362% 5/25/45 #●	55,000	55,482
Series 2013-K713 B 144A
3.165% 4/25/46 #●	35,000	35,186
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	134,498
Series 2017-K729 B 144A
3.675% 11/25/49 #●	25,000	24,737
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,115,409)		1,105,191

Agency Mortgage-Backed Securities – 3.61%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	91,738	98,765
4.50% 2/1/46	442,291	474,092
5.00% 7/1/47	467,229	506,179
5.50% 3/1/34	89,929	99,662
5.50% 1/1/38	156,574	173,759
5.50% 3/1/38	37,895	42,113
5.50% 6/1/39	33,283	36,769
5.50% 7/1/40	33,647	37,359
5.50% 6/1/41	89,755	99,596
5.50% 9/1/41	13,623	15,261
5.50% 5/1/44	1,946,133	2,160,568
6.00% 5/1/36	104,845	119,022
6.00% 6/1/36	226,448	259,690
6.00% 9/1/36	16,306	18,695
6.00% 6/1/37	1,904	2,155
6.00% 7/1/37	1,323	1,482
6.00% 3/1/38	321,445	363,389
6.00% 9/1/38	45,926	51,595
6.00% 10/1/38	1,617	1,823
6.00% 11/1/38	7,990	9,039
6.00% 9/1/39	255,234	293,004
6.00% 10/1/39	176,082	199,907
6.00% 11/1/40	5,396	6,124
6.00% 7/1/41	1,329,475	1,501,967
7.50% 6/1/31	9,262	10,939
Fannie Mae S.F. 30 yr TBA
4.50% 2/1/48	1,339,000	1,422,888
Freddie Mac ARM
2.559% (LIBOR12M +
1.63%) 10/1/46 ●	103,595	103,556

(continues)     NQ-448 [12/17] 2/18 (421363)     13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 5/1/41	101,524	$110,859
5.00% 12/1/41	10,817	11,841
5.50% 3/1/34	4,176	4,626
5.50% 12/1/34	3,732	4,145
5.50% 11/1/36	4,814	5,341
5.50% 9/1/37	4,222	4,667
5.50% 6/1/41	45,885	50,574
6.00% 5/1/35	18,799	21,228
6.00% 2/1/36	7,955	8,982
6.00% 3/1/36	16,500	18,592
6.00% 11/1/36	8,263	9,311
6.00% 5/1/37	19,188	21,622
6.00% 6/1/38	28,416	32,050
6.00% 8/1/38	27,295	30,892
6.00% 7/1/39	5,681	6,409
6.00% 3/1/40	160,481	180,871
6.00% 5/1/40	504,728	568,571
6.00% 7/1/40	25,606	28,918
6.50% 12/1/31	4,068	4,562
GNMA II S.F. 30 yr
5.50% 5/20/37	22,777	25,064
5.50% 4/20/40	17,231	18,618
5.50% 7/20/46	16,463	17,829
6.00% 2/20/39	22,883	25,290
6.00% 2/20/40	95,400	105,874
6.00% 4/20/46	28,967	32,136
6.50% 6/20/39	34,683	38,853
6.50% 10/20/39	29,557	32,835
Total Agency
Mortgage-Backed
Securities (cost $9,607,955)		9,529,958

Collateralized Debt Obligations – 1.34%
AMMC CLO
Series 2015-16A AR 144A
2.619% (LIBOR03M +
1.26%) 4/14/29 #●	170,000	171,411
Apex Credit CLO
Series 2017-1A A1 144A
2.835% (LIBOR03M +
1.47%) 4/24/29 #●	155,000	155,729
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.853% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	507,622
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.833% (LIBOR03M +
1.47%) 10/20/28 #●	250,000	253,243
GoldenTree Loan
Management US CLO
Series 2017-1A A 144A
2.583% (LIBOR03M +
1.22%) 4/20/29 #●	250,000	251,895
KKR Financial CLO
Series 2013-1A A1R 144A
2.649% (LIBOR03M +
1.29%) 4/15/29 #●	300,000	302,344
MP CLO IV
Series 2013-2A ARR 144A
2.647% (LIBOR03M +
1.28%) 7/25/29 #●	250,000	251,528
Northwoods Capital XV
Series 2017-15A A 144A
2.925% (LIBOR03M +
1.30%) 6/20/29 #●	250,000	251,612
Oaktree CLO
Series 2014-1A A1R 144A
2.703% (LIBOR03M +
1.29%) 5/13/29 #●	400,000	404,142
Octagon Investment Partners
XV
Series 2013-1A A1AR
144A 2.567% (LIBOR03M
+ 1.21%) 7/19/30 #●	250,000	251,354
TIAA CLO
Series 2017-1A A 144A
2.643% (LIBOR03M +
1.28%) 4/20/29 #●	250,000	251,431
Venture CDO
Series 2016-25A A1 144A
2.853% (LIBOR03M +
1.49%) 4/20/29 #●	100,000	100,775
Venture XXIV CLO
Series 2016-24A A1D
144A 2.783% (LIBOR03M
+ 1.42%) 10/20/28 #●	140,000	140,568
Venture XXVIII CLO
Series 2017-28A A2 144A
2.716% (LIBOR03M +
1.11%) 7/20/30 #●	250,000	250,791
Total Collateralized Debt
Obligations
(cost $3,511,660)		3,544,445

Corporate Bonds – 17.24%
Banking – 4.21%
Banco de Credito E
Inversiones 144A
3.50% 10/12/27 #	200,000	195,375

14 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Banco do Brasil 144A
4.625% 1/15/25 #		200,000	$197,866
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #		200,000	208,875
Banco Santander
3.80% 2/23/28		200,000	200,385
Bancolombia
4.875% 10/18/27 µ		200,000	198,000
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	24,000	19,034
Bank of America
3.30% 8/5/21	AUD	20,000	15,759
144A
3.419% 12/20/28 #µ		650,000	650,757
4.183% 11/25/27		250,000	261,480
Bank of Montreal
3.803% 12/15/32 µ		100,000	98,988
Bank of New York Mellon
2.50% 4/15/21		80,000	80,209
3.30% 8/23/29		215,000	214,554
4.625%µψ		140,000	142,625
Barclays 8.25%µψ		200,000	210,075
BB&T 2.85% 10/26/24		170,000	168,877
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	163,687
Citigroup
2.522% (LIBOR03M +
1.10%) 5/17/24 ●		595,000	604,604
3.75% 10/27/23	AUD	24,000	19,055
Citizens Financial Group
2.375% 7/28/21		75,000	74,073
4.30% 12/3/25		105,000	110,289
Compass Bank
3.875% 4/10/25		250,000	251,130
Credit Suisse Group 144A
6.25%#µψ		200,000	217,342
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		315,000	337,764
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,837
Fifth Third Bancorp
2.60% 6/15/22		70,000	69,656
Fifth Third Bank
3.85% 3/15/26		200,000	206,633
Goldman Sachs Group
3.272% 9/29/25 µ		75,000	74,748
3.691% 6/5/28 µ		375,000	380,763
5.15% 5/22/45		115,000	133,555
5.20% 12/17/19	NZD	20,000	14,812
Huntington Bancshares
2.30% 1/14/22		80,000	78,778
JPMorgan Chase & Co.
3.964% 11/15/48 µ		340,000	351,644
4.25% 11/2/18	NZD	110,000	79,045
KeyBank 3.40% 5/20/26		250,000	249,452
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	335,000	264,827
Lloyds Banking Group
3.574% 11/7/28 µ		260,000	258,006
Manufacturers & Traders Trust
2.50% 5/18/22		250,000	249,046
Morgan Stanley
2.75% 5/19/22		140,000	139,554
3.591% 7/22/28 µ		25,000	25,253
3.625% 1/20/27		110,000	112,678
3.95% 4/23/27		70,000	71,201
5.00% 9/30/21	AUD	24,000	20,033
5.00% 11/24/25		425,000	465,704
Nationwide Building Society
144A
4.125% 10/18/32 #µ		250,000	250,511
Northern Trust
3.375% 5/8/32 µ		45,000	44,874
PNC Bank 3.10% 10/25/27		250,000	249,591
PNC Financial Services Group
5.00%µψ		145,000	153,700
Regions Financial
2.75% 8/14/22		55,000	54,879
Royal Bank of Canada
2.75% 2/1/22		215,000	217,786
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	203,615
Santander UK 144A
5.00% 11/7/23 #		200,000	214,201
Santander UK Group Holdings
3.823% 11/3/28 µ		200,000	200,812
State Street
3.10% 5/15/23		65,000	65,603
3.30% 12/16/24		100,000	103,360
SunTrust Banks
2.45% 8/1/22		55,000	54,284
2.70% 1/27/22		35,000	35,028
3.30% 5/15/26		200,000	198,385
5.05%µψ		10,000	10,150
UBS Group Funding
Switzerland
144A 2.859% 8/15/23 #µ		200,000	197,900
144A 3.491% 5/23/23 #		200,000	203,363

(continues)     NQ-448 [12/17] 2/18 (421363)     15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.10% 4/27/26		155,000	$154,035
3.15% 4/27/27		30,000	30,082
USB Capital IX 3.50%
	(LIBOR03M + 1.02%) ψ●	235,000	212,969
Wells Fargo & Co.
3.00% 7/27/21	AUD	38,000	29,640
Westpac Banking 5.00%µψ		45,000	44,917
Woori Bank 144A
4.75% 4/30/24 #		200,000	209,997
Zions Bancorporation
4.50% 6/13/23		85,000	89,015
			11,122,725
Basic Industry – 1.37%
Anglo American Capital 144A
4.875% 5/14/25 #		400,000	424,295
BHP Billiton Finance USA
	144A 6.25% 10/19/75 #µ	200,000	217,100
Braskem Netherlands Finance
	144A 4.50% 1/10/28 #	200,000	197,010
Builders FirstSource 144A
5.625% 9/1/24 #		105,000	109,667
Cydsa 144A
6.25% 10/4/27 #		200,000	202,750
Dow Chemical
8.55% 5/15/19		611,000	661,984
Freeport-McMoRan
6.875% 2/15/23		150,000	164,250
General Electric
2.10% 12/11/19		25,000	24,933
4.25% 1/17/18	NZD	55,000	39,007
5.55% 5/4/20		75,000	80,310
6.00% 8/7/19		145,000	153,661
Georgia-Pacific
8.00% 1/15/24		290,000	369,469
Mexichem 144A
5.50% 1/15/48 #		200,000	195,250
Mosaic
4.05% 11/15/27		120,000	120,518
5.625% 11/15/43		100,000	108,038
OCP 144A 4.50% 10/22/25 #		200,000	200,659
Standard Industries 144A
5.00% 2/15/27 #		170,000	174,250
US Concrete 6.375% 6/1/24		50,000	53,875
Vale Overseas
4.375% 1/11/22		25,000	25,913
WestRock
	144A 3.00% 9/15/24 #	55,000	54,582
144A 3.375% 9/15/27 #		50,000	49,736
			3,627,257
Capital Goods – 0.87%
3M 2.875% 10/15/27		100,000	99,559
Allegion US Holding
3.20% 10/1/24		60,000	59,445
3.55% 10/1/27		170,000	168,523
BWAY Holding 144A
5.50% 4/15/24 #		145,000	151,163
Carlisle 3.75% 12/1/27		270,000	273,274
CCL Industries 144A
3.25% 10/1/26 #		85,000	81,624
Eaton 3.103% 9/15/27		125,000	123,027
Huntington Ingalls Industries
144A 3.483% 12/1/27 #		80,000	79,900
Leggett & Platt
3.50% 11/15/27		255,000	252,970
Lennox International
3.00% 11/15/23		245,000	242,205
Martin Marietta Materials
3.50% 12/15/27		165,000	164,060
Northrop Grumman
3.25% 1/15/28		160,000	160,525
Parker-Hannifin
3.30% 11/21/24		10,000	10,246
Republic Services
3.375% 11/15/27		40,000	40,369
Rockwell Collins
3.20% 3/15/24		70,000	70,618
United Technologies
2.80% 5/4/24		215,000	213,551
Waste Management
3.15% 11/15/27		110,000	110,135
			2,301,194
Consumer Cyclical – 0.41%
General Motors Financial
3.45% 4/10/22		270,000	273,828
5.25% 3/1/26		15,000	16,517
Hyundai Capital America
144A 3.00% 3/18/21 #		45,000	44,924
JD.com 3.125% 4/29/21		200,000	199,491
Marriott International
4.50% 10/1/34		20,000	21,298
MGM Resorts International
4.625% 9/1/26		50,000	50,750
Penn National Gaming 144A
5.625% 1/15/27 #		160,000	166,400

16 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Royal Caribbean Cruises
3.70% 3/15/28	180,000	$178,687
Scientific Games International
10.00% 12/1/22	75,000	82,594
Wyndham Worldwide
4.15% 4/1/24	45,000	45,262
		1,079,751
Consumer Non-Cyclical – 1.28%
Adani Abbot Point Terminal
144A 4.45% 12/15/22 #	200,000	194,709
Anheuser-Busch InBev
Finance 2.65% 2/1/21	640,000	643,616
Atento Luxco 1 144A
6.125% 8/10/22 #	60,000	63,000
BAT Capital 144A
3.557% 8/15/27 #	345,000	346,044
Becle 144A 3.75% 5/13/25 #	300,000	301,556
Biogen 5.20% 9/15/45	170,000	202,415
Celgene 3.25% 8/15/22	185,000	188,105
Cencosud 144A
6.625% 2/12/45 #	200,000	219,523
HCA 5.375% 2/1/25	90,000	93,375
Hill-Rom Holdings 144A
5.00% 2/15/25 #	110,000	112,717
New York and Presbyterian
Hospital 4.063% 8/1/56	90,000	94,710
Pernod Ricard 144A
4.45% 1/15/22 #	150,000	159,464
Post Holdings 144A
5.00% 8/15/26 #	145,000	143,006
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	150,000	147,754
2.875% 9/23/23	220,000	216,525
Tenet Healthcare 144A
5.125% 5/1/25 #	40,000	39,150
Thermo Fisher Scientific
3.00% 4/15/23	195,000	196,405
Universal Health Services
144A 5.00% 6/1/26 #	25,000	25,906
		3,387,980
Energy – 1.63%
Abu Dhabi Crude Oil Pipeline
144A 4.60% 11/2/47 #	200,000	206,254
Andeavor 3.80% 4/1/28	50,000	50,208
Ecopetrol
5.875% 9/18/23	35,000	38,763
7.375% 9/18/43	25,000	30,144
Enbridge 3.70% 7/15/27	185,000	186,089
Energy Transfer
4.75% 1/15/26	35,000	36,362
6.125% 12/15/45	155,000	168,768
9.70% 3/15/19	95,000	102,839
Energy Transfer Partners
6.625% µψ	150,000	145,969
Enterprise Products Operating
7.034% 1/15/68 µ	25,000	25,125
Gulfport Energy
6.00% 10/15/24	75,000	75,375
6.625% 5/1/23	35,000	35,875
Hilcorp Energy I 144A
5.00% 12/1/24 #	110,000	109,450
Marathon Oil 4.40% 7/15/27	60,000	62,806
MPLX 4.875% 12/1/24	225,000	242,821
Murphy Oil 6.875% 8/15/24	125,000	133,750
Noble Energy
3.85% 1/15/28	280,000	281,341
5.05% 11/15/44	60,000	64,456
ONEOK 7.50% 9/1/23	230,000	274,291
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	213,034
Petrobras Global Finance
144A 5.299% 1/27/25 #	58,000	58,247
6.75% 1/27/41	30,000	30,071
7.25% 3/17/44	45,000	46,913
7.375% 1/17/27	55,000	60,665
Petroleos Mexicanos 144A
6.75% 9/21/47 #	95,000	99,403
Sabine Pass Liquefaction
5.75% 5/15/24	300,000	333,814
5.875% 6/30/26	125,000	140,627
Shell International Finance
2.875% 5/10/26	85,000	85,072
Southwestern Energy
6.70% 1/23/25	80,000	83,500
Targa Resources Partners
5.125% 2/1/25	35,000	35,963
5.375% 2/1/27	65,000	66,950
Tecpetrol 144A
4.875% 12/12/22 #	115,000	115,517
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	201,150
Transcanada Trust
5.30% 3/15/77 µ	65,000	67,153
5.875% 8/15/76 µ	75,000	81,375
Woodside Finance
144A 3.65% 3/5/25 #	60,000	60,442

(continues)     NQ-448 [12/17] 2/18 (421363)     17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 8.75% 3/1/19 #	145,000	$155,250
YPF
144A 7.00% 12/15/47 #	20,000	19,870
144A 25.458%
(BADLARPP + 4.00%)
7/7/20 #●	90,000	88,191
		4,313,893
Financials – 0.74%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	200,000	219,500
AerCap Ireland Capital
3.65% 7/21/27	300,000	297,405
Air Lease
3.00% 9/15/23	130,000	129,140
3.625% 4/1/27	295,000	295,257
Aviation Capital Group
144A 3.50% 11/1/27 #	170,000	166,902
144A 6.75% 4/6/21 #	35,000	39,142
Berkshire Hathaway
2.75% 3/15/23	70,000	70,497
Charles Schwab
3.20% 1/25/28	85,000	85,214
E*TRADE Financial
3.80% 8/24/27	105,000	104,837
5.875% µψ	120,000	127,500
Intercontinental Exchange
3.10% 9/15/27	70,000	69,992
Jefferies Group
4.85% 1/15/27	25,000	26,620
6.45% 6/8/27	50,000	58,176
6.50% 1/20/43	30,000	35,479
Lazard Group
3.625% 3/1/27	15,000	14,994
3.75% 2/13/25	100,000	102,113
SUAM Finance 144A
4.875% 4/17/24 #	100,000	106,625
		1,949,393
Insurance – 0.68%
Allstate 3.28% 12/15/26	240,000	244,010
AXIS Specialty Finance
4.00% 12/6/27	125,000	125,777
Berkshire Hathaway Finance
2.90% 10/15/20	145,000	147,728
Cigna 3.05% 10/15/27	150,000	147,599
MetLife
6.40% 12/15/36	20,000	23,056
144A 9.25% 4/8/38 #	400,000	591,000
Nuveen Finance
144A 2.95% 11/1/19 #	85,000	85,841
144A 4.125% 11/1/24 #	170,000	179,639
Prudential Financial
4.50% 11/15/20	5,000	5,287
5.375% 5/15/45 µ	85,000	91,290
XLIT
3.817% (LIBOR03M +
2.458%) ψ●	70,000	62,860
5.50% 3/31/45	90,000	95,893
		1,799,980
Media – 0.60%
Cablevision 144A
6.50% 6/15/21 #	150,000	159,705
CCO Holdings
144A 5.75% 2/15/26 #	60,000	62,475
144A 5.875% 5/1/27 #	35,000	36,050
Discovery Communications
3.95% 3/20/28	255,000	254,088
5.20% 9/20/47	45,000	47,107
Myriad International Holdings
144A 5.50% 7/21/25 #	200,000	218,226
Nexstar Broadcasting 144A
5.625% 8/1/24 #	120,000	124,200
Sinclair Television Group
144A 5.125% 2/15/27 #	80,000	79,700
Sirius XM Radio 144A
5.375% 7/15/26 #	100,000	103,875
Time Warner Cable
7.30% 7/1/38	260,000	326,639
Time Warner Entertainment
8.375% 3/15/23	150,000	182,293
		1,594,358
Real Estate – 1.09%
Alexandria Real Estate
Equities 3.45% 4/30/25	250,000	249,508
American Tower
3.60% 1/15/28	85,000	84,651
4.40% 2/15/26	65,000	68,450
American Tower Trust I 144A
3.07% 3/15/23 #	145,000	146,785
AvalonBay Communities
3.20% 1/15/28	165,000	164,526
CC Holdings GS V
3.849% 4/15/23	80,000	82,621
Corporate Office Properties
3.60% 5/15/23	80,000	80,135
5.25% 2/15/24	105,000	113,398

18 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
Crown Castle International
3.65% 9/1/27	25,000	$24,982
5.25% 1/15/23	105,000	115,081
CubeSmart 3.125% 9/1/26	120,000	114,579
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	104,128
ESH Hospitality 144A
5.25% 5/1/25 #	125,000	126,563
Goodman US Finance Three
144A 3.70% 3/15/28 #	40,000	39,764
Hospitality Properties Trust
4.50% 3/15/25	95,000	98,725
Host Hotels & Resorts
3.75% 10/15/23	70,000	71,333
3.875% 4/1/24	50,000	50,928
4.50% 2/1/26	55,000	57,662
Hudson Pacific Properties
3.95% 11/1/27	60,000	59,794
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	100,000	103,250
Kilroy Realty
3.45% 12/15/24	85,000	84,867
Life Storage
3.875% 12/15/27	15,000	14,971
LifeStorage 3.50% 7/1/26	90,000	87,788
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	100,000	100,000
Regency Centers
3.60% 2/1/27	100,000	100,255
SBA Communications
4.875% 9/1/24	75,000	77,250
UDR 4.00% 10/1/25	355,000	370,658
WP Carey 4.60% 4/1/24	80,000	83,666
		2,876,318
Services – 0.06%
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	95,000	105,687
United Rentals North America
5.875% 9/15/26	45,000	48,319
		154,006
Technology – 0.56%
Alibaba Group Holding
3.40% 12/6/27	200,000	200,139
Apple 2.75% 1/13/25	265,000	262,882
Broadcom 144A
3.50% 1/15/28 #	120,000	114,601
Citrix Systems
4.50% 12/1/27	250,000	254,146
Dell International 144A
6.02% 6/15/26 #	85,000	93,853
First Data 144A
5.75% 1/15/24 #	100,000	104,225
NXP 144A 4.125% 6/1/21 #	200,000	204,500
Oracle 3.80% 11/15/37	230,000	241,724
		1,476,070
Telecommunications – 0.96%
AT&T
3.40% 8/14/24	360,000	362,289
3.90% 8/14/27	90,000	90,752
144A 4.10% 2/15/28 #	110,000	110,554
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	476,102
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	485,000	470,406
Digicel Group 144A
7.125% 4/1/22 #	200,000	185,954
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,202
SBA Tower Trust
144A 2.24% 4/10/18 #	100,000	100,020
144A 2.898% 10/8/19 #	70,000	70,166
Sprint 7.875% 9/15/23	99,000	105,683
Verizon Communications
4.50% 8/10/33	255,000	268,038
VTR Finance 144A
6.875% 1/15/24 #	200,000	211,500
		2,550,666
Transportation – 0.49%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #	59,280	60,359
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	41,535	42,470
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	70,292	70,481
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	32,514	33,173
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	38,064	38,876

(continues)     NQ-448 [12/17] 2/18 (421363) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 2.70% 3/14/23 #	130,000	$127,875
144A 3.30% 4/1/21 #	95,000	96,821
144A 3.40% 11/15/26 #	50,000	49,449
144A 4.20% 4/1/27 #	205,000	213,429
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	38,714	40,653
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	88,530	91,841
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	40,000	40,030
United Parcel Service
3.05% 11/15/27	190,000	190,196
5.125% 4/1/19	190,000	197,085
		1,292,738
Utilities – 2.29%
AES
5.50% 4/15/25	30,000	31,650
6.00% 5/15/26	80,000	86,800
AES Gener 144A
8.375% 12/18/73 #µ	200,000	210,154
Ameren Illinois
9.75% 11/15/18	290,000	308,858
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	292,439
AmeriGas Partners
5.875% 8/20/26	105,000	108,675
Avangrid 3.15% 12/1/24	160,000	159,371
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	102,579
CMS Energy 6.25% 2/1/20	325,000	349,730
ComEd Financing III
6.35% 3/15/33	160,000	175,600
DTE Energy 3.30% 6/15/22	205,000	208,171
Duke Energy 2.65% 9/1/26	175,000	167,953
Emera 6.75% 6/15/76 µ	175,000	197,750
Emera US Finance
4.75% 6/15/46	95,000	104,332
Enel 144A 8.75% 9/24/73 #µ	200,000	249,250
Enel Americas
4.00% 10/25/26	80,000	81,622
Enel Finance International
144A 3.625% 5/25/27 #	200,000	199,046
Entergy 4.00% 7/15/22	250,000	261,215
Entergy Louisiana
4.05% 9/1/23	115,000	121,967
4.95% 1/15/45	15,000	15,772
Exelon
3.497% 6/1/22	85,000	86,699
3.95% 6/15/25	10,000	10,435
Fortis 3.055% 10/4/26	150,000	145,066
Great Plains Energy
4.85% 6/1/21	60,000	63,591
ITC Holdings 144A
3.35% 11/15/27 #	120,000	120,301
Kansas City Power & Light
3.65% 8/15/25	180,000	184,494
LG&E & KU Energy
4.375% 10/1/21	425,000	449,467
MidAmerican Energy
4.25% 5/1/46	165,000	185,531
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	145,000	144,967
4.75% 4/30/43 µ	145,000	152,508
5.25% 4/20/46 µ	85,000	91,441
NextEra Energy Capital
Holdings 3.625% 6/15/23	60,000	61,752
NV Energy 6.25% 11/15/20	115,000	126,372
Pennsylvania Electric
5.20% 4/1/20	10,000	10,560
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	200,000	200,791
Public Service Co. of New
Hampshire
3.50% 11/1/23	95,000	98,042
Public Service Co. of
Oklahoma 5.15% 12/1/19	85,000	89,040
Southern 3.25% 7/1/26	115,000	112,960
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	51,936
Union Electric
2.95% 6/15/27	145,000	143,780
Wisconsin Electric Power
4.30% 12/15/45	70,000	77,516
		6,040,183
Total Corporate Bonds
(cost $44,746,309)		45,566,512

20 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements – 0.90%
Change Healthcare Tranche B
1st Lien 3.75% (LIBOR03M
+ 2.75%) 3/1/24 ●	292,788	$293,588
First Data 1st Lien 3.80%
(LIBOR03M + 2.25%)
4/26/24 ●	321,164	321,737
Flying Fortress Holdings
Tranche B 1st Lien 3.693%
(LIBOR03M + 2.00%)
11/2/22	345,000	347,372
HCA Tranche B9 1st Lien
3.569% (LIBOR03M +
2.00%) 3/17/23 ●	313,248	315,108
Houghton International 1st
Lien 4.00% (LIBOR03M +
3.00%) 12/20/19 ●	622,250	623,417
Republic of Angola 8.032%
(LIBOR06M + 6.25%)
12/16/23 =●	191,250	177,623
Sprint Communications
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
2/2/24 ●	292,788	293,001
Total Loan Agreements
(cost $2,348,236)		2,371,846

Municipal Bonds – 0.35%
Bay Area, California Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	125,000	198,079
California State Various Purposes
(Build America Bonds)
7.55% 4/1/39	80,000	126,210
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	15,000	18,285
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	104,840
Series F 7.414% 1/1/40	30,000	46,422
Oregon State Taxable Pension
5.892% 6/1/27	200,000	240,854
South Carolina Public Service Authority
Series D 4.77% 12/1/45	40,000	43,481
Texas Water Development Board (2016 State
Water Implementation)
Series A 5.00% 10/15/45	30,000	35,181
Series B 5.00% 10/15/46	95,000	112,143
Total Municipal Bonds
(cost $876,586)		925,495

Non-Agency Asset-Backed Securities – 0.98%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	16,010	16,012
American Express Credit
Account Master Trust
Series 2017-2 A 2.038%
(LIBOR01M + 0.45%)
9/16/24 ●	200,000	201,550
Series 2017-5 A 1.857%
(LIBOR01M + 0.38%)
2/18/25 ●	845,000	849,108
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,816
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	200,284
CNH Equipment Trust
Series 2016-B A2B
1.877% (LIBOR01M +
0.40%) 10/15/19 ●	8,392	8,396
Discover Card Execution Note
Trust
Series 2014-A1 A1
1.907% (LIBOR01M +
0.43%) 7/15/21 ●	200,000	200,684
Series 2017-A5 A5
2.077% (LIBOR01M +
0.60%) 12/15/26 ●	100,000	101,106
Golden Credit Card Trust
Series 2014-2A A 144A
1.927% (LIBOR01M +
0.45%) 3/15/21 #●	100,000	100,386
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	140,250	136,434
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
2.057% (LIBOR01M +
0.58%) 5/15/20 #●	100,000	100,179
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.902% (LIBOR01M +
1.35%) 9/27/21 #●	60,000	60,353
New Residential Mortgage
Loan Trust
Series 2017-6A A1 144A
4.00% 8/27/57 #●	94,701	97,176

(continues)     NQ-448 [12/17] 2/18 (421363) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2017-C A 144A
1.947% (LIBOR01M +
0.47%) 10/15/21 #●	100,000	$99,840
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	58,846	58,849
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	64,147	64,071
Series 2017-1 A1 144A
2.75% 10/25/56 #●	82,249	82,134
Series 2017-2 A1 144A
2.75% 4/25/57 #●	87,304	87,226
Total Non-Agency
Asset-Backed Securities
(cost $2,589,613)		2,583,604

Non-Agency Collateralized Mortgage Obligations – 0.60%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	1,572	1,499
Citigroup Commercial
Mortgage Trust
Series 2017-C4 A4
3.471% 10/12/50	125,000	128,053
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	38,448	38,311
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	50,752	52,993
Series 2014-2 B1 144A
3.427% 6/25/29 #●	73,169	73,864
Series 2014-2 B2 144A
3.427% 6/25/29 #●	73,169	73,365
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,027
Series 2015-1 B1 144A
2.587% 12/25/44 #●	195,393	194,411
Series 2015-4 B1 144A
3.626% 6/25/45 #●	94,512	94,926
Series 2015-4 B2 144A
3.626% 6/25/45 #●	94,512	92,934
Series 2015-5 B2 144A
2.864% 5/25/45 #●	96,633	94,906
Series 2015-6 B1 144A
3.617% 10/25/45 #●	94,190	93,877
Series 2015-6 B2 144A
3.617% 10/25/45 #●	94,190	91,449
New Residential Mortgage
Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	77,610 $	79,294
Series 2017-1A A1 144A
4.00% 2/25/57 #●	80,843	83,239
Series 2017-2A A3 144A
4.00% 3/25/57 #●	81,558	84,290
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	35,049	35,589
Series 2015-1 B2 144A
3.874% 1/25/45 #●	41,922	41,861
Series 2017-4 A1 144A
3.50% 7/25/47 #●	91,096	92,670
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	24,140	24,663
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
3.325% 4/25/36 ●	12,578	11,882
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,565,850)		1,584,103

Non-Agency Commercial Mortgage-Backed Securities – 2.07%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 B
3.879% 2/15/50 ●	240,000	241,490
Series 2017-BNK3 C
4.352% 2/15/50 ●	240,000	244,287
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	115,000	119,552
Series 2015-GC27 A5
3.137% 2/10/48	135,000	136,014
Series 2016-P3 A4
3.329% 4/15/49	95,000	96,644
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	95,000	95,469
Series 2014-CR19 A5
3.796% 8/10/47	70,000	73,411

22 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 AM
3.938% 11/10/47		215,000	$221,857
Series 2015-3BP A 144A
3.178% 2/10/35 #		300,000	302,037
Series 2015-CR23 A4
3.497% 5/10/48		150,000	154,190
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49		175,000	177,324
Series 2016-C3 A5
2.89% 9/10/49		210,000	206,974
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●		130,000	139,260
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #		100,000	102,558
Series 2014-GRCE B 144A
3.52% 6/10/28 #		200,000	202,888
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47		150,000	158,912
Series 2015-GC32 A4
3.764% 7/10/48		70,000	73,560
Series 2017-GS6 A3
3.433% 5/10/50		350,000	358,676
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48		480,000	502,643
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		185,000	185,606
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●		40,000	40,899
Series 2013-LC11 B
3.499% 4/15/46		85,000	84,574
Series 2015-JP1 A5
3.914% 1/15/49		85,000	89,875
Series 2016-JP2 A4
2.822% 8/15/49		120,000	117,463
Series 2016-JP3 B
3.397% 8/15/49 ●		40,000	38,932
Series 2016-WIKI A 144A
2.798% 10/5/31 #		50,000	50,051
Series 2016-WIKI B 144A
3.201% 10/5/31 #		80,000	80,298
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		102,429	81,380
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		90,000	94,036
Series 2015-C23 A4
3.719% 7/15/50		285,000	297,808
Series 2015-C26 A5
3.531% 10/15/48		120,000	123,974
Series 2016-C29 A4
3.325% 5/15/49		85,000	86,386
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	189,980
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		165,000	171,199
Series 2016-BNK1 A3
2.652% 8/15/49		140,000	135,546
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $5,584,718)			5,475,753

Regional Bonds – 0.12%Δ
Argentina – 0.06%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #		150,000	166,848
			166,848
Australia – 0.06%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	161,000	122,029
144A 3.25% 7/21/28 #	AUD	39,000	30,703
			152,732
Total Regional Bonds
(cost $298,248)			319,580

Sovereign Bonds – 0.54%Δ
Argentina – 0.08%
Argentine Republic
Government International
Bond
5.625% 1/26/22		45,000	47,587

(continues)     NQ-448 [12/17] 2/18 (421363) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Argentina (continued)
Argentine Republic
Government International
Bond
144A 7.125% 6/28/17 #		150,000	$154,950
			202,537
Australia – 0.06%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	175,173
			175,173
Bermuda – 0.08%
Bermuda Government
International Bond 144A
3.717% 1/25/27 #		200,000	203,250
			203,250
Mexico – 0.07%
Mexico Government
International Bond
4.35% 1/15/47		200,000	191,500
			191,500
Mongolia – 0.08%
Mongolia Government
International Bond 144A
5.625% 5/1/23 #		200,000	202,287
			202,287
New Zealand – 0.01%
New Zealand Government
Bond 4.50% 4/15/27	NZD	29,000	23,535
			23,535
Nigeria – 0.08%
Nigeria Government
International Bond 144A
7.625% 11/28/47 #		200,000	215,147
			215,147
Sri Lanka – 0.08%
Sri Lanka Government
International Bond 144A
6.825% 7/18/26 #		200,000	220,563
			220,563
Total Sovereign Bonds
(cost $1,400,019)			1,433,992

Supranational Banks – 0.01%
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	22,000	16,636
International Finance
3.625% 5/20/20	NZD	13,000	9,462
Total Supranational Banks
(cost $26,384)			26,098

US Treasury Obligations – 2.86%
US Treasury Bonds
2.75% 8/15/47		1,865,000	1,865,635
2.75% 11/15/47		60,000	60,040
US Treasury Floating Rate
Notes
1.488% (USBMMY03M +
0.048%) 10/31/19 ●		1,940,000	1,940,607
1.50% (USBMMY03M +
0.06%) 7/31/19 ●		1,430,000	1,431,107
US Treasury Notes
2.00% 10/31/22		1,450,000	1,437,381
2.00% 11/30/22		840,000	832,335
Total US Treasury
Obligations
(cost $7,561,751)			7,567,105

		Number of
		shares
Preferred Stock – 0.54%
General Electric 5.00% µ		266,000	274,472
Henkel & Co. 1.44%		1,090	143,940
Integrys Holding 6.00% µ		3,550	96,249
Morgan Stanley 5.55% µ		25,000	26,000
US Bancorp 3.50%
(LIBOR03M + 1.02%) ●		600	533,571
USB Realty 144A 2.506%
(LIBOR03M + 1.147%) #●		100,000	90,375
Vedanta 7.50%		103,816	16,997
Volkswagen 1.15%		1,250	248,291
Total Preferred Stock
(cost $1,242,176)			1,429,895

		Principal
		amount°
Short-Term Investments – 2.36%
Discount Notes – 0.63%≠
Federal Home Loan Bank
1.176% 1/26/18		599,976	599,464

24 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
1.211% 2/5/18	476,172	$475,582
1.235% 2/8/18	592,543	591,745
		1,666,791
Repurchase Agreements – 0.77%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $510,549
(collateralized by US
government obligations
0.75%–3.00%
10/31/18–5/15/47;
market value $520,684)	510,474	510,474
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$1,276,355 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $1,301,709)	1,276,185	1,276,185
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $242,072
(collateralized by US
government obligations
0.00%–2.00%
12/31/21–6/30/44;
market value $246,877)	242,036	242,036
		2,028,695
US Treasury Obligations – 0.96%≠
US Cash Management Bill
0.333% 1/2/18	1,885,105	1,885,105
US Treasury Bill 0.883%
1/11/18	652,432	652,241
		2,537,346

Total Short-Term
Investments
(cost $6,232,744)		6,232,832

Total Value of
Securities – 99.66%
(cost $211,499,734)		263,410,320

Receivables and Other
Assets Net of
Liabilities – 0.34%★		904,165
Net Assets Applicable to
22,745,017 Shares
Outstanding – 100.00%		$264,314,485
____________________
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $26,358,937, which represents 9.97% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $942,806 cash collateral held at broker for swap contracts and $197,000 cash collateral held at broker for futures contracts as of Dec. 31, 2017.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2017. Rate will reset at a future date.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Dec. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Х	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2017.

(continues)     NQ-448 [12/17] 2/18 (421363) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	NZD	(635,350)	USD	440,730	1/12/18	$—	$(9,460)
BNP	AUD	(240,728)	USD	184,518	1/12/18	—	(3,311)
BNYM	JPY	5,513,993	USD	(48,782)	1/4/18	169	—
BNYM	SGD	(103,593)	USD	77,295	1/2/18	—	(166)
Total Foreign Currency Exchange Contracts						$169	$(12,937)

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date	Appreciation	Depreciation
(14)	Long Gilt	$(2,365,787)	$(2,350,423)	3/28/18	$—	$(15,364)
14	US Treasury 5 yr Notes	1,626,297	1,635,306	3/30/18	—	(9,009)
(132)	US Treasury 10 yr Notes	(16,374,187)	(16,454,126)	3/21/18	79,939	—
(7)	US Treasury Long Bond	(1,071,000)	(1,073,699)	3/21/18	2,699	—
Total Futures Contracts			$(18,242,942)		$82,638	$(24,373)

Swap Contracts
CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments
Termination Date/	Notional	Annual Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[4] 6/20/22-Quarterly	3,192,750	5.00%	$(278,389)	$(189,654)	$(88,735)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.27[5] 6/20/22-Quarterly	3,880,000	1.00%	6,661	185,057	(178,396)
Total CDS Contracts			$(271,728)	$(4,597)	$(267,131)

26 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

IRS Contracts6

Reference Obligation/
Termination Date/		Fixed / Floating
Payment Frequency		Interest Rate		Unrealized
(Fixed Rate / Floating Rate)	Notional Amount[2]	Paid (Received)	Value	Appreciation[3]
Centrally Cleared:
3 yr IRS 3/28/20-(Semiannually/
Quarterly)	11,675,000	1.808%/(1.686%)	$74,995	$74,995
5 yr IRS 4/3/22-(Semiannually/
Quarterly)	17,270,000	2.066%/(1.333%)	108,524	108,524
7 yr IRS 6/14/24-(Semiannually/
Quarterly)	10,675,000	1.993%/(1.574%)	189,210	189,210
10 yr IRS 6/27/27-(Semiannually/
Quarterly)	4,615,000	2.117%/(1.686%)	104,453	104,453
30 yr IRS 6/27/47-(Semiannually/
Quarterly)	2,085,000	2.388%/(1.686%)	68,749	68,749
Total IRS Contracts			$545,931	$545,931

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(95,293).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)     NQ-448 [12/17] 2/18 (421363) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
JPY – Japanese Yen
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes.

28 NQ-448 [12/17] 2/18 (421363)

Notes

Delaware Foundation® Moderate Allocation Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)     NQ-448 [12/17] 2/18 (421363) 29

Notes

December 31, 2017 (Unaudited)

2. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$44,816,628	$—	$44,816,628
Corporate Debt	—	45,566,512	—	45,566,512
Foreign Debt	—	1,779,670	—	1,779,670
Loan Agreements[1]	—	2,194,223	177,623	2,371,846
Municipal Bonds	—	925,495	—	925,495
Common Stock
Consumer Discretionary	7,565,965	7,315,834	—	14,881,799
Consumer Staples	5,105,724	6,019,414	—	11,125,138
Energy	6,707,906	3,189,702	—	9,897,608
Financials	11,935,202	7,583,818	—	19,519,020
Healthcare	12,002,448	5,864,121	—	17,866,569
Industrials	7,635,129	9,990,110	—	17,625,239
Information Technology	19,072,063	6,703,837	—	25,775,900
Materials	2,929,802	2,958,542	—	5,888,344
Real Estate	16,311,567	655,324	—	16,966,891
Telecommunication Services	4,051,159	1,679,425	—	5,730,584
Utilities	1,033,138	274,906	—	1,308,044
Exchange-Traded Funds	6,135,201	—	—	6,135,201
Preferred Stock[1]	550,568	879,327	—	1,429,895
US Treasury Obligations	—	7,567,105	—	7,567,105
Short-Term Investments	—	6,232,832	—	6,232,832
Total Value of Securities	$101,035,872	$162,196,825	$177,623	$263,410,320

30 NQ-448 [12/17] 2/18 (421363)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivatives:[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$169	$—	$169
Futures Contracts	82,638	—	—	82,638
Swap Contracts	—	545,931	—	545,931
Liabilities:
Foreign Currency Exchange
Contracts	—	(12,937)	—	(12,937)
Futures Contracts	(24,373)	—	—	(24,373)
Swap Contracts	—	(267,131)	—	(267,131)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	92.51%	7.49%	100.00%
Preferred Stock	38.50%	61.50%	—	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period. As a result of utilizing international fair value pricing as of Dec. 31, 2017, a portion of the Fund’s common stock was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on level 3 inputs since they are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-448 [12/17] 2/18 (421363) 31

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: